SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

Pre-Effective Amendment No. _____                                     [ ]

Post-Effective Amendment No. 46   (File No. 2-63552)                  [x]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

Amendment No. 47  (File No. 811-2901)                                  [x]
              ---


AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
50606 AXP Financial Center
Minneapolis, MN  55474

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
    [X] on January 28, 2005 pursuant to  paragraph (b)
    [ ] 60 days after  filing  pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

    [ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

AXP High Yield Tax-Exempt Fund has adopted a master/feeder operating structure. This Post-Effective Amendment includes a signature page for Tax-Free Income Trust, the master fund.

AXP(R)
  High Yield
        Tax-Exempt
             Fund

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

Prospectus
Jan. 28, 2005

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
Funds                                                                 (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          8p

Investment Manager                         9p

Other Securities and
   Investment Strategies                  10p

Buying and Selling Shares                 11p

Valuing Fund Shares                       11p

Investment Options                        12p

Purchasing Shares                         13p

Transactions Through Third Parties        15p

Sales Charges                             16p

Exchanging/Selling Shares                 20p

Distributions and Taxes                   24p


Master/Feeder Structure                   25p

Financial Highlights                      26p

Appendix                                  29p


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The Fund

GOAL

AXP High Yield Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high yield generally exempt from federal income taxes. Because any investment involves risk, achieving this goal cannot be guaranteed.

The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax and is not subject to the alternative minimum tax (AMT). However, the Fund may invest up to 20% of its net assets in debt obligations the interest from which is subject to AMT. The Fund invests its assets in medium and higher quality municipal bonds and other debt obligations. The Fund may also invest in lower quality bonds which help to obtain a higher portfolio yield. Lower-quality bonds, often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable-quality.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Considering opportunities and risks in municipal obligations given current and expected interest rates.

o  Identifying municipal obligations that:


   o range from high to lower credit quality, including non-rated securities,

   o have maturities that represent the full spectrum of the municipal yield curve,

   o AEFC believes represent strong relative value, and


   o have characteristics (coupon, call, maturity, etc.) that fit our investment strategy at the time of purchase.


o Identifying investments that contribute to portfolio diversification. AEFC modifies relative exposure to certain credits, sectors, maturities, states, or bond structures based on AEFC's opinion of relative value and expected market trends.


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

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security is overvalued relative to alternative investments.

o The issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are downgraded until AEFC believes it is advantageous to sell).

o  Political, economic, or other events could affect the issuer's performance.

o  AEFC expects the issuer to call the security.

o  AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities or certain taxable investments than during normal market conditions. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Legal/Legislative Risk

   Call/Prepayment Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

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4p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

[bar chart]
                               CLASS A PERFORMANCE
                            (based on calendar years
+17.39%  +2.71%  +9.37%  +5.58%  -2.69%  +9.51%  +3.94%  +8.27%  +4.66%  +3.58%
  1995    1996    1997    1998    1999    2000    2001    2002    2003    2004


During the period shown in the bar chart, the highest return for a calendar quarter was +6.69% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -2.32% (quarter ended June 30, 2004).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2004 was +3.58%.


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5p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2004)
                                                                                                   Since            Since
                                                           1 year       5 years    10 years   inception (B&Y)   inception (C)
High Yield Tax-Exempt:
   Class A
      Return before taxes                                  -1.33%       +4.94%      +5.60%          N/A              N/A
      Return after taxes on distributions                  -1.33%       +4.62%      +5.44%          N/A              N/A
      Return after taxes on distributions
      and sale of fund shares                              +0.47%       +4.63%      +5.44%          N/A              N/A
   Class B
      Return before taxes                                  -1.40%       +4.96%        N/A        +4.82%(a)           N/A
   Class C
      Return before taxes                                  +2.80%         N/A         N/A           N/A           +5.16%(b)
   Class Y
      Return before taxes                                  +3.71%       +6.04%        N/A        +5.76%(a)           N/A
Lehman Brothers 3-Plus Year Municipal Bond Index
(reflects no deduction for fees, expenses or taxes)        +4.83%       +7.60%      +7.29%       +6.71%           +7.35%
Lipper General Municipal Debt Funds Index                  +4.14%       +6.63%      +6.39%       +5.81%(c)        +6.46%(d)
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees, expenses or taxes)        +4.48%       +7.20%      +7.06%       +6.50%(c)        +6.99%(d)


(a) Inception date was March 20, 1995.

(b) Inception date was June 26, 2000.

(c) Measurement period started April 1, 1995.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

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6p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The Lipper General Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Lehman Brothers Municipal Bond Index to the Lehman Brothers 3-Plus Year Municipal Bond Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Lehman Brothers 3-Plus Year Municipal Bond Index will be included.


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7p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                                    Class A   Class B   Class C   Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  4.75%     none      none      none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)    5%       1%(c)     none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.10%    0.10%   0.10%    0.21%
Total                                          0.80%    1.55%   1.55%    0.66%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Investment Manager."

(e) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

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8p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                                            1 year     3 years     5 years   10 years
Class A(a)                                   $553        $719        $899      $1,422
Class B                                      $558(b)     $790(b)     $946(b)   $1,648(c)
Class C                                      $158        $490        $846      $1,851
Class Y                                      $ 67        $211        $368      $  826


(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 year     3 years     5 years   10 years
Class A(a)                                   $553        $719        $899      $1,422
Class B                                      $158        $490        $846      $1,648(b)
Class C                                      $158        $490        $846      $1,851
Class Y                                      $ 67        $211        $368      $  826


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

The Fund's assets are invested in Tax-Free High Yield Portfolio (the Portfolio), which is managed by AEFC.

The Portfolio is managed by the municipal sector team, which is led by:

David Kerwin, Portfolio Manager, CFA

o  Has managed the Portfolio since August 2004.

o  Leader of the municipal sector team.

o  Joined AEFC in 1985 as a municipal bond trader.

o  Began investment career in 1985.

o  BS, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

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9p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

AEFC


The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of the Portfolio's average daily net assets. Under the agreement, the Portfolio also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Portfolio, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


The Fund has received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, holders of a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and other short-term tax-exempt securities. Additionally, the Fund may use derivative instruments, such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Portfolio Holdings Disclosure


The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.


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10p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Buying and Selling Shares

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.

VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgement. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of tax-exempt securities that may trade infrequently, fair valuation may be used more frequently than for other funds.


Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

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11p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares sold less than a year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                  Class A           Class B         Class C      Class Y
----------------- ----------------- --------------- ------------ ---------------
Availability      Available to      Available to    Available    Limited to
                  all investors.    all investors.  to all       qualifying
                                                    investors.   institutional
                                                                 investors.
----------------- ----------------- --------------- ------------ ---------------
Initial Sales     Yes. Payable at   No. Entire      No. Entire   No. Entire
Charge            time of           purchase        purchase     purchase
                  purchase. Lower   price is        price is     price is
                  sales charge      invested in     invested     invested in
                  for larger        shares of the   in shares    shares of the
                  investments.      Fund.           of the       Fund.
                                                    Fund.
----------------- ----------------- --------------- ------------ ---------------
Deferred Sales    On purchases      Maximum 5%      1% CDSC      None.
Charge            over              CDSC during     applies if
                  $1,000,000, 1%    the first       you sell
                  CDSC applies if   year            your
                  you sell your     decreasing to   shares
                  shares less       0% after six    less than
                  than one year     years.          one year
                  after purchase.                   after
                                                    purchase.
----------------- ----------------- --------------- ------------ ---------------
Distribution      Yes.* 0.25%       Yes.* 1.00%     Yes.* 1.00%  Yes.  0.10%
and/or
Shareholder
Service Fee
----------------- ----------------- --------------- ------------ ---------------
Conversion to     N/A               Yes,            No.          No.
Class A                             automatically
                                    in ninth
                                    calendar year
                                    of ownership.
----------------- ----------------- --------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

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12p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES

To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

--------------------------------------------------------------------------------
13p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

How to determine the correct TIN

For this type of account:                 Use the Social Security or Employer
                                          Identification number of:
----------------------------------------- --------------------------------------
Individual or joint account               The individual or one of the owners
                                          listed on the joint account
----------------------------------------- --------------------------------------
Custodian account of a minor (Uniform     The minor
Gifts/Transfers to Minors Act)
----------------------------------------- --------------------------------------
A revocable living trust                  The grantor-trustee (the person who
                                          puts the money into the trust)
----------------------------------------- --------------------------------------
An irrevocable trust, pension trust or    The legal entity (not the personal
estate                                    representative or trustee, unless no
                                          legal entity is designated in the
                                          account title)
----------------------------------------- --------------------------------------
Sole proprietorship or single-owner LLC   The owner
----------------------------------------- --------------------------------------
Partnership or multi-member LLC           The partnership
----------------------------------------- --------------------------------------

Corporate or LLC electing corporate       The corporation
status on  Form 8832

----------------------------------------- --------------------------------------
Association, club or tax-exempt           The organization
organization
----------------------------------------- --------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 * $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

--------------------------------------------------------------------------------
14p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 * $100 for direct at fund accounts.

** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

--------------------------------------------------------------------------------
15p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                               Sales charge as percentage of:
Total market value               Public offering price*                Net amount invested
Up to $49,999                               4.75%                               4.99%
$50,000-$99,999                             4.25                                4.44
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00

* Offering price includes the sales charge.

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

--------------------------------------------------------------------------------
16p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

--------------------------------------------------------------------------------
17p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

--------------------------------------------------------------------------------
18p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:                 The CDSC percentage rate is:
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

--------------------------------------------------------------------------------
19p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

Funds that invest in securities which trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent that the Fund has significant holdings of foreign securities, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the investment strategies that may result in tax-exempt securities that may trade infrequently. See also "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


--------------------------------------------------------------------------------
20p -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2005 PROSPECTUS

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

--------------------------------------------------------------------------------
21p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------
22p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

--------------------------------------------------------------------------------
23p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

--------------------------------------------------------------------------------
24p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund
                                       |
                                       V
                      The Fund buys units in the Portfolio
                                       |
                                       V
          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

--------------------------------------------------------------------------------
25p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000
Net asset value, beginning of period                                       $4.46      $4.38       $4.41     $4.36    $4.34
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .18        .20         .23       .25      .25
Net gains (losses) (both realized and unrealized)                           (.04)       .07        (.03)      .06      .02
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .14        .27         .20       .31      .27
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.18)      (.19)       (.23)     (.26)    (.25)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.42      $4.46       $4.38     $4.41    $4.36
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $3,914     $4,321      $4,503    $4,645   $4,582
Ratio of expenses to average daily net assets(b)                            .80%       .79%        .79%      .80%     .79%
Ratio of net investment income (loss) to average daily net assets          3.98%      4.46%       5.26%     5.66%    5.93%
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(c)                                                            3.15%      6.39%       4.71%     7.09%    6.55%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
26p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000
Net asset value, beginning of period                                       $4.46      $4.38       $4.41     $4.36    $4.34
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .15        .17         .20       .22      .22
Net gains (losses) (both realized and unrealized)                           (.05)       .07        (.03)      .05      .02
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .10        .24         .17       .27      .24
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.15)      (.16)       (.20)     (.22)    (.22)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.41      $4.46       $4.38     $4.41    $4.36
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $250       $319        $354      $324     $281
Ratio of expenses to average daily net assets(b)                           1.55%      1.55%       1.55%     1.56%    1.55%
Ratio of net investment income (loss) to average daily net assets          3.23%      3.70%       4.49%     4.89%    5.18%
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(c)                                                            2.14%      5.60%       3.93%     6.28%    5.75%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000(b)
Net asset value, beginning of period                                       $4.46      $4.38       $4.41     $4.36    $4.29
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .15        .17         .20       .22      .09
Net gains (losses) (both realized and unrealized)                           (.04)       .07        (.03)      .05      .07
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .11        .24         .17       .27      .16
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.15)      (.16)       (.20)     (.22)    (.09)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.42      $4.46       $4.38     $4.41    $4.36
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $28        $30         $28       $14       $2
Ratio of expenses to average daily net assets(c)                           1.55%      1.56%       1.55%     1.56%    1.55%(d)
Ratio of net investment income (loss) to average daily net assets          3.23%      3.70%       4.46%     4.93%    5.28%(d)
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(e)                                                            2.37%      5.59%       3.93%     6.29%    3.90%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


--------------------------------------------------------------------------------
27p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000
Net asset value, beginning of period                                       $4.46      $4.38       $4.42     $4.38    $4.35
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .18        .21         .24       .26      .26
Net gains (losses) (both realized and unrealized)                           (.04)       .07        (.04)      .04      .03
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .14        .28         .20       .30      .29
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.18)      (.20)       (.24)     (.26)    (.26)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.42      $4.46       $4.38     $4.42    $4.38
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $--        $--         $--       $--       $4
Ratio of expenses to average daily net assets(b)                            .66%       .64%        .63%      .64%     .64%
Ratio of net investment income (loss) to average daily net assets          4.07%      4.44%       6.29%     5.66%    6.14%
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(c)                                                            3.28%      6.51%       4.62%     6.91%    6.92%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
28p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Appendix


2005 Federal Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine federal taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $119,950-$182,800 row. Under Adjusted Gross Income, $175,000 is in the $145,950 to $218,950 column. The Taxable Income line and Adjusted Gross Income column meet at 28.84%. This is the rate you will use in Step 2.

Qualifying Dividend Rates

                                         Adjusted gross income
Taxable income                $0         $145,950     $218,950
                              to            to           to          Over
                           $145,950     $218,950(1)  $341,450(2)  $341,450(1)
Married filing jointly
$      0 - $59,400            5.00%
       Over 59,400           15.00%        15.45%       16.22%       15.45%

                                         Adjusted gross income
Taxable income                $0         $145,950
                              to            to          Over
                           $145,950     $268,450(2)  $268,450(1)
Single
$      0 - $29,700            5.00%
       Over 29,700           15.00%        15.83%       15.45%


--------------------------------------------------------------------------------
29p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Ordinary Income Rates

                                         Adjusted gross income
Taxable income                $0         $145,950     $218,950
                              to            to           to          Over
                           $145,950     $218,950(1)  $341,450(2)  $341,450(1)
Married filing jointly
$     0 - $ 14,600           10.00%
 14,600 -   59,400           15.00%
 59,400 -  119,950           25.00%        25.75%
119,950 -  182,800           28.00%        28.84%       30.27%
182,800 -  326,450           33.00%        33.99%       35.68%       33.99%
Over 326,450                 35.00%                     37.84%(3)    36.05%

                                           Adjusted gross income
Taxable income                  $0         $145,950
                                to            to          Over
                             $145,950     $268,450(2)  $268,450(1)
Single
$     0 - $  7,300           10.00%
  7,300 -   29,700           15.00%
 29,700 -   71,950           25.00%
 71,950 -  150,150           28.00%        29.56%
150,150 -  326,450           33.00%        34.83%       33.99%
Over 326,450                 35.00%                     36.05%

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $341,450 or less and their taxable income exceeds $326,450.


--------------------------------------------------------------------------------
30p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 28.84%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.22% yield.

                                      For these Tax-Exempt Rates:
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
Marginal
Tax Rates   The Tax-Equivalent Yields Are (%):
 5.00%        1.05   1.58    2.11   2.63   3.16    3.68   4.21   4.74    5.26   5.79   6.32
10.00%        1.11   1.67    2.22   2.78   3.33    3.89   4.44   5.00    5.56   6.11   6.67
15.00%        1.18   1.76    2.35   2.94   3.53    4.12   4.71   5.29    5.88   6.47   7.06
15.45%        1.18   1.77    2.37   2.96   3.55    4.14   4.73   5.32    5.91   6.51   7.10
15.83%        1.19   1.78    2.38   2.97   3.56    4.16   4.75   5.35    5.94   6.53   7.13
16.22%        1.19   1.79    2.39   2.98   3.58    4.18   4.77   5.37    5.97   6.56   7.16
25.00%        1.33   2.00    2.67   3.33   4.00    4.67   5.33   6.00    6.67   7.33   8.00
25.75%        1.35   2.02    2.69   3.37   4.04    4.71   5.39   6.06    6.73   7.41   8.08
28.00%        1.39   2.08    2.78   3.47   4.17    4.86   5.56   6.25    6.94   7.64   8.33
28.84%        1.41   2.11    2.81   3.51   4.22    4.92   5.62   6.32    7.03   7.73   8.43
29.56%        1.42   2.13    2.84   3.55   4.26    4.97   5.68   6.39    7.10   7.81   8.52
30.27%        1.43   2.15    2.87   3.59   4.30    5.02   5.74   6.45    7.17   7.89   8.60
33.00%        1.49   2.24    2.99   3.73   4.48    5.22   5.97   6.72    7.46   8.21   8.96
33.99%        1.51   2.27    3.03   3.79   4.54    5.30   6.06   6.82    7.57   8.33   9.09
34.83%        1.53   2.30    3.07   3.84   4.60    5.37   6.14   6.91    7.67   8.44   9.21
35.00%        1.54   2.31    3.08   3.85   4.62    5.38   6.15   6.92    7.69   8.46   9.23
35.68%        1.55   2.33    3.11   3.89   4.66    5.44   6.22   7.00    7.77   8.55   9.33
36.05%        1.56   2.35    3.13   3.91   4.69    5.47   6.25   7.04    7.82   8.60   9.38
37.84%        1.61   2.41    3.22   4.02   4.83    5.63   6.44   7.24    8.04   8.85   9.65


--------------------------------------------------------------------------------
31p   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #811-2901


Ticker Symbol
Class A: INHYX    Class B:IHYBX
Class C: AHECX    Class Y:--

 (logo)
 AMERICAN
  EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6430-99 Z (1/05)

                   AXP(R) HIGH YIELD TAX-EXEMPT SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                  AXP(R) HIGH YIELD TAX-EXEMPT FUND (the Fund)

                                  JAN. 28, 2005

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.     3

Fundamental Investment Policies                                      p.     4

Investment Strategies and Types of Investments                       p.     5

Information Regarding Risks and Investment Strategies                p.     6

Security Transactions                                                p.    21


Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                            p.    22

Valuing Fund Shares                                                  p.    23

Portfolio Holdings Disclosure                                        p.    23

Proxy Voting                                                         p.    25

Investing in the Fund                                                p.    26

Selling Shares                                                       p.    28

Pay-out Plans                                                        p.    28

Capital Loss Carryover                                               p.    29

Taxes                                                                p.    29

Agreements                                                           p.    30

Organizational Information                                           p.    32

Board Members and Officers                                           p.    36

Control Persons and Principal Holders of Securities                  p.    39

Independent Registered Public Accounting Firm                        p.    39


Appendix: Description of Ratings                                     p.    40

--------------------------------------------------------------------------------
2 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                        Market price       Shares
investment                                      of a share       acquired
  $100                                            $ 6.00             16.7
   100                                              4.00             25.0
   100                                              4.00             25.0
   100                                              6.00             16.7
   100                                              5.00             20.0
   ---                                              ----             ----
  $500                                            $25.00            103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Fundamental Investment Policies

The Fund pursues its investment objective by investing all of its assets in Tax-Free High Yield Portfolio (the Portfolio) of Tax-Free Income Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.
--------------------------------------------------------------------------------
4 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments         Allowable for the Fund?
Agency and Government Securities                                yes
Borrowing                                                       yes
Cash/Money Market Instruments                                   yes
Collateralized Bond Obligations                                 yes
Commercial Paper                                                yes
Common Stock                                                    no
Convertible Securities                                          yes
Corporate Bonds                                                 yes
Debt Obligations                                                yes
Depositary Receipts                                             no
Derivative Instruments (including Options and Futures)          yes
Exchange-Traded Funds                                           yes
Foreign Currency Transactions                                   yes
Foreign Securities                                              yes
Funding Agreements                                              yes
High-Yield (High-Risk) Securities (Junk Bonds)                  yes
Illiquid and Restricted Securities                              yes
Indexed Securities                                              yes
Inflation Protected Securities                                  yes
Inverse Floaters                                                yes
Investment Companies                                            no
Lending of Portfolio Securities                                 yes
Loan Participations                                             yes
Mortgage- and Asset-Backed Securities                           yes
Mortgage Dollar Rolls                                           yes
Municipal Obligations                                           yes
Preferred Stock                                                 no
Real Estate Investment Trusts                                   yes
Repurchase Agreements                                           yes
Reverse Repurchase Agreements                                   yes
Short Sales                                                     no
Sovereign Debt                                                  yes
Structured Products                                             yes
Swap Agreements -- Interest Rate                                yes
Variable- or Floating-Rate Securities                           yes
Warrants                                                        yes
When-Issued Securities and Forward Commitments                  yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities            yes

--------------------------------------------------------------------------------
5 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

The following are guidelines that may be changed by the board at any time:

o The Fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except the Fund may use derivative instruments.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

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Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. The value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

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The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

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Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

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Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

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CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

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Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified
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18 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND
date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

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19 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

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20 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments. Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

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21 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended Nov. 30, 2004, $0 for fiscal year 2003, and $2,507 for fiscal year 2002. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 22% in the most recent fiscal year, and 44% in the year before.


Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



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22 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A               $3,913,819,641       divided by            886,250,598           equals                   $4.42
Class B                  249,987,882                              56,626,191                                     4.41
Class C                   27,765,310                               6,285,479                                     4.42
Class Y                        1,992                                     451                                     4.42


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Portfolio Holdings Disclosure

The Fund's board of directors and AEFC believe that the investment ideas of AEFC and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Fund's board has therefore adopted AEFC's policies and approved AEFC's procedures, including AEFC's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and AEFC does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case,
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23 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND
where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although AEFC seeks to limit the selective disclosure of portfolio holdings information and generally monitors recipients' usage of that information, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may AEFC, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of the Fund's portfolio holdings is available semiannually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.americanexpress.com), and it may be mailed, e-mailed or otherwise transmitted to any person.


In addition, AEFC makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.


From time to time, AEFC may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its directors, officers, and employees, and those of its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation, custodians, auditors, subadvisers, financial printers, pricing services, proxy voting services, and parties that deliver analytical, statistical, trading or other investment related services), and (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


The Fund's board has adopted the policies of AEFC and approved the procedures AEFC has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from AEFC's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although AEFC has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

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24 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:

o    On the ISS website accessible through www.americanexpress.com/funds

o On a website maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.

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25 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $4.42, by 0.9525 (1.00 - 0.0475) for a maximum 4.75% sales charge for a public offering price of $4.64. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                        Sales charge as a percentage of:
Total market value               Public offering price     Net amount invested
Up to $49,999                           4.75%                    4.99%
$50,000-$99,999                         4.25                     4.44
$100,000-$249,999                       3.50                     3.63
$250,000-$499,999                       2.50                     2.56
$500,000-$999,999                       2.00                     2.04
$1,000,000 or more                      0.00                     0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                             Number of participants
Total plan assets                        1-99                  100 or more
Less than $1 million                      4%                       0%
$1 million or more                        0%                       0%

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount

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26 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND
you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

A plan that qualifies for investment in Class Y may continue to invest in Class Y even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

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REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

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28 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $3,778,031 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                         2007                            2008
                      $3,757,482                        $20,549

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the most recent fiscal year 0% of the income distribution was designated as exempt from federal income taxes.


Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

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29 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                           Annual rate at each asset level
First    $1.0                                             0.490%
Next      1.0                                             0.465
Next      1.0                                             0.440
Next      3.0                                             0.415
Next      3.0                                             0.390
Over      9.0                                             0.360


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.451% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $20,079,644 for fiscal year 2004, $21,646,724 for fiscal year 2003, and $21,993,068 for fiscal year 2002.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $976,647 for fiscal year 2004, $892,351 for fiscal year 2003, and $737,356 for fiscal year 2002.


Basis for board approving the investment advisory contract


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other board members. The reports were presented in meetings at which board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the board and the conclusions drawn are set forth below.

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the period Jan. 31, 2003, through Dec. 31, 2003, which is the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of recent market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.


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30 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND
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o    AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The board considered the benefits derived by AEFC from the use of commission dollars
     to  buy  services  and  from  other   business   relationships   with  Fund
     shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                            Annual rate at each asset level
First    $1.0                                             0.040%
Next      1.0                                             0.035
Next      1.0                                             0.030
Next      3.0                                             0.025
Next      3.0                                             0.020
Over      9.0                                             0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.032% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $1,447,459 for fiscal year 2004, $1,546,469 for fiscal year 2003, and $1,631,443 for fiscal year 2002.


TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $20.50 per year, for Class B is $21.50 per year, for Class C is $21.00 per year and for Class Y is $18.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $3,131,234 for fiscal year 2004. After paying commissions to personal financial advisors, and other expenses, the amount retained was $1,256,629. The amounts were $4,468,036 and $1,475,443 for fiscal year 2003, and $5,379,416 and $1,352,482 for fiscal year 2002.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

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31 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND
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Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $10,363,982 for Class A shares, $2,912,090 for Class B shares and $293,295 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

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32 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                               Date of              Form of      State of       Fiscal
Fund                                                        organization         organization  organization    year end  Diversified
AXP(R) California Tax-Exempt Trust                                   4/7/86    Business Trust(2)        MA        6/30
   AXP(R) California Tax-Exempt Fund                                                                                        No

AXP(R) Dimensions Series, Inc.                             2/20/68, 6/13/86(1)    Corporation        NV/MN        7/31
   AXP(R) New Dimensions Fund                                                                                              Yes

AXP(R) Discovery Series, Inc.                              4/29/81, 6/13/86(1)    Corporation        NV/MN        7/31
   AXP(R) Core Bond Fund                                                                                                   Yes
   AXP(R) Discovery Fund                                                                                                   Yes
   AXP(R) Income Opportunities Fund                                                                                        Yes
   AXP(R) Inflation Protected Securities Fund                                                                               No
   AXP(R) Limited Duration Bond Fund                                                                                       Yes

AXP(R) Equity Series, Inc.                                 3/18/57, 6/13/86(1)    Corporation        NV/MN       11/30
   AXP(R) Equity Select Fund                                                                                               Yes

AXP(R) Fixed Income Series, Inc.                           6/27/74, 6/31/86(1)    Corporation        NV/MN        8/31
   AXP(R) Diversified Bond Fund(3)                                                                                         Yes

AXP(R) Global Series, Inc.                                         10/28/88       Corporation           MN       10/31
   AXP(R) Global Bond Fund                                                                                                  No
   AXP(R) Global Technology Fund                                                                                            No
   AXP(R) Threadneedle Emerging Markets Fund(6)                                                                            Yes
   AXP(R) Threadneedle Global Balanced Fund(6)                                                                             Yes
   AXP(R) Threadneedle Global Equity Fund(4),(6)                                                                           Yes

AXP(R) Government Income Series, Inc.                               3/12/85       Corporation           MN        5/31
   AXP(R) Short Duration U.S. Government Fund(3)                                                                           Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                    Yes

AXP(R) Growth Series, Inc.                                 5/21/70, 6/13/86(1)    Corporation        NV/MN        7/31
   AXP(R) Growth Fund                                                                                                      Yes
   AXP(R) Large Cap Equity Fund                                                                                            Yes
   AXP(R) Large Cap Value Fund                                                                                             Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                               Yes

AXP(R) High Yield Income Series, Inc.                               8/17/83       Corporation           MN        5/31
   AXP(R) High Yield Bond Fund(3)                                                                                          Yes

AXP(R) High Yield Tax-Exempt Series, Inc.                 12/21/78, 6/13/86(1)    Corporation        NV/MN       11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                       Yes

AXP(R) Income Series, Inc.                                 2/10/45, 6/13/86(1)    Corporation        NV/MN        5/31
   AXP(R) Selective Fund                                                                                                   Yes

AXP(R) International Series, Inc.                                   7/18/84       Corporation           MN       10/31
   AXP(R) Threadneedle European Equity Fund(6)                                                                              No
   AXP(R) Threadneedle International Fund(6)                                                                               Yes

AXP(R) Investment Series, Inc.                             1/18/40, 6/13/86(1)    Corporation        NV/MN        9/30
   AXP(R) Diversified Equity Income Fund                                                                                   Yes
   AXP(R) Mid Cap Value Fund                                                                                               Yes
   AXP(R) Mutual                                                                                                           Yes

AXP(R) Managed Series, Inc.                                         10/9/84       Corporation           MN        9/30
   AXP(R) Managed Allocation Fund                                                                                          Yes

--------------------------------------------------------------------------------
33 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                               Date of              Form of      State of       Fiscal
Fund                                                        organization         organization  organization    year end  Diversified
AXP(R) Market Advantage Series, Inc.                                8/25/89       Corporation           MN        1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                               No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                      No
   AXP(R) Portfolio Builder Moderate Fund                                                                                   No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                        No
   AXP(R) Portfolio Builder Aggressive Fund                                                                                 No
   AXP(R) Portfolio Builder Total Equity Fund                                                                               No
   AXP(R) S&P 500 Index Fund                                                                                                No
   AXP(R) Small Company Index Fund                                                                                         Yes

AXP(R) Money Market Series, Inc.                           8/22/75, 6/13/86(1)    Corporation        NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                             Yes

AXP(R) Partners Series, Inc.                                        3/20/01       Corporation           MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                                  Yes
   AXP(R) Partners Fundamental Value Fund                                                                                  Yes
   AXP(R) Partners Growth Fund                                                                                             Yes
   AXP(R) Partners Select Value Fund                                                                                       Yes
   AXP(R) Partners Small Cap Core Fund                                                                                     Yes
   AXP(R) Partners Small Cap Value Fund                                                                                     No
   AXP(R) Partners Value Fund                                                                                              Yes

AXP(R) Partners International Series, Inc.                           5/9/01       Corporation           MN       10/31
   AXP(R) Partners International Aggressive Growth Fund                                                                    Yes
   AXP(R) Partners International Core Fund                                                                                 Yes
   AXP(R) Partners International Select Value Fund                                                                         Yes
   AXP(R) Partners International Small Cap Fund                                                                            Yes

AXP(R) Sector Series, Inc.                                          3/25/88       Corporation           MN        6/30
   AXP(R) Dividend Opportunity Fund(5)                                                                                     Yes
   AXP(R) Real Estate Fund                                                                                                  No

AXP(R) Selected Series, Inc.                                        10/5/84       Corporation           MN        3/31
   AXP(R) Precious Metals Fund                                                                                              No

AXP(R) Special Tax-Exempt Series Trust                               4/7/86    Business Trust(2)        MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                          Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                     No
   AXP(R) Michigan Tax-Exempt Fund                                                                                          No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                         No
   AXP(R) New York Tax-Exempt Fund                                                                                          No
   AXP(R) Ohio Tax-Exempt Fund                                                                                              No

AXP(R) Stock Series, Inc.                                  2/10/45, 6/13/86(1)    Corporation        NV/MN        9/30
   AXP(R) Stock Fund                                                                                                       Yes

AXP(R) Strategy Series, Inc.                                        1/24/84       Corporation           MN        3/31
   AXP(R) Equity Value Fund                                                                                                Yes
   AXP(R) Partners Small Cap Growth Fund                                                                                   Yes
   AXP(R) Small Cap Advantage Fund                                                                                         Yes
   AXP(R) Strategy Aggressive Fund                                                                                         Yes

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34 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                               Date of              Form of      State of       Fiscal
Fund                                                        organization         organization  organization    year end  Diversified
AXP(R) Tax-Exempt Series, Inc.                             9/30/76, 6/13/86(1)    Corporation        NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                     Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                             Yes

AXP(R) Tax-Free Money Series, Inc.                         2/29/80, 6/13/86(1)    Corporation        NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                              Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(4) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(5) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(6) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund, and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.

--------------------------------------------------------------------------------
35 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members


Name,                           Position held with   Principal           Other directorships         Committee memberships
address,                        Fund and length of   occupation during
age                             service              past five years
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Arne H. Carlson                 Board member         Chair, Board                                    Joint Audit, Contracts,
901 S. Marquette Ave.           since 1999           Services                                        Executive,  Investment
Minneapolis, MN 55402                                Corporation                                     Review,  Board
Age 70                                               (provides                                       Effectiveness
                                                     administrative
                                                     services to
                                                     boards). Former
                                                     Governor  of
                                                     Minnesota
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Philip J. Carroll, Jr.          Board member         Retired Chairman    Scottish Power PLC,         Joint Audit, Executive,
901 S. Marquette Ave.           since 2002           and CEO, Fluor      Vulcan Materials Company,   Investment Review
Minneapolis, MN 55402                                Corporation         Inc. (construction
Age 67                                               (engineering and    materials/chemicals)
                                                     construction) since 1998
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Livio D. DeSimone               Board member         Retired Chair of    Cargill, Incorporated       Joint Audit, Executive,
30 Seventh Street East          since 2001           the Board and       (commodity merchants and    Investment Review
Suite 3050                                           Chief Executive     processors), General
St. Paul, MN 55101-4901                              Officer,            Mills, Inc. (consumer
Age 70                                               Minnesota Mining    foods), Vulcan Materials
                                                     and Manufacturing   Company (construction
                                                     (3M)                materials/chemicals),
                                                                         Milliken & Company
                                                                         (textiles and chemicals),
                                                                         and Nexia
                                                                         Biotechnologies, Inc.
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Patricia M. Flynn               Board member         Trustee Professor   BostonFed Bancorp, Inc.     Investment Review,
901 S. Marquette Ave.           since 2004           of Economics and    (holding company) and its   Joint Audit
Minneapolis, MN 55402                                Management,         subsidiary Boston Federal
Age 53                                               Bentley College     Savings Bank
                                                     since 2002;
                                                     former Dean,
                                                     McCallum Graduate
                                                     School of
                                                     Business, Bentley
                                                     College from
                                                     1999 to 2002
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Anne P. Jones                   Board member         Attorney and                                    Joint Audit,  Board
901 S. Marquette Ave.           since 1985           Consultant                                      Effectiveness,
Minneapolis, MN 55402                                                                                Executive, Investment
Age 69                                                                                               Review
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Stephen R. Lewis, Jr.*          Board member         Retired President   Valmont Industries, Inc.    Contracts, Investment
901 S. Marquette Ave.           since 2002           and Professor of    (manufactures irrigation    Review,  Executive,
Minneapolis, MN 55402                                Economics,          systems)                    Board Effectiveness
Age 65                                               Carleton College
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Catherine James Paglia          Board member         Director,           Strategic Distribution,     Investment Review,
901 S. Marquette Ave.           since 2004           Enterprise Asset    Inc. (transportation,       Contracts
Minneapolis, MN 55402                                Management, Inc.    distribution and
Age 52                                               (private real       logistics consultants)
                                                     estate and asset
                                                     management
                                                     company) since 1999
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Alan K. Simpson                 Board member         Former three-term                               Investment Review,
1201 Sunshine Ave.              since 1997           United States                                   Board Effectiveness
Cody, WY 82414                                       Senator for
Age 73                                               Wyoming
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Alison Taunton-Rigby            Board member since   Founder and Chief   Hybridon, Inc.              Investment Review,
901 S. Marquette Ave.           2002                 Executive           (biotechnology)             Contracts
Minneapolis, MN 55402                                Officer,
Age 60                                               RiboNovix, Inc.
                                                     since 2004; President,
                                                     Forester Biotech since
                                                     2000; prior to that,
                                                     President and CEO, Aquila
                                                     Biopharmaceuticals, Inc.
------------------------------- -------------------- ------------------- --------------------------- --------------------------


* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of Bank of America Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
36 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Board Member Affiliated with AEFC**

Name,                           Position held with   Principal           Other directorships         Committee memberships
address,                        Fund and length of   occupation during
age                             service              past five years
------------------------------- -------------------- ------------------- --------------------------- --------------------------
William F. Truscott             Board member         Senior Vice
53600 AXP Financial Center      since 2001,  Vice    President - Chief
Minneapolis, MN 55474           President  since     Investment
Age 44                          2002                 Officer of AEFC
                                                     since 2001.
                                                     Former Chief
                                                     Investment
                                                     Officer and
                                                     Managing
                                                     Director, Zurich
                                                     Scudder
                                                     Investments
------------------------------- -------------------- ------------------- --------------------------- --------------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                           Position held with   Principal           Other directorships         Committee memberships
address,                        Fund and length of   occupation during
age                             service              past five years
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Jeffrey P. Fox                  Treasurer since      Vice President -
105 AXP Financial Center        2002                 Investment
Minneapolis, MN 55474                                Accounting, AEFC,
Age 49                                               since 2002; Vice
                                                     President -
                                                     Finance, American
                                                     Express Company,
                                                     2000-2002; Vice
                                                     President -
                                                     Corporate
                                                     Controller, AEFC,
                                                     1996-2000
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Paula R. Meyer                  President since      Senior Vice
596 AXP Financial Center        2002                 President and
Minneapolis, MN 55474                                General Manager -
Age 50                                               Mutual Funds,
                                                     AEFC, since 2002; Vice
                                                     President and Managing
                                                     Director - American Express
                                                     Funds, AEFC, 2000-2002;
                                                     Vice President, AEFC,
                                                     1998-2000
------------------------------- -------------------- ------------------- --------------------------- --------------------------
Leslie L. Ogg                   Vice President,      President of
901 S. Marquette Ave.           General Counsel,     Board Services
Minneapolis, MN 55402           and Secretary        Corporation
Age 66                          since 1978
------------------------------- -------------------- ------------------- --------------------------- --------------------------

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.


--------------------------------------------------------------------------------
37 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held six meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                  Aggregate dollar range of
                             Dollar range of      equity securities of all
                            equity securities      American Express Funds
                               in the Fund        overseen by Board Member
                                  Range                     Range
Arne H. Carlson                   none                  over $100,000
Philip J. Carroll, Jr.*           none                      none
Livio D. DeSimone*            over $100,000             over $100,000
Patricia M. Flynn                 none                      none
Anne P. Jones                     none                  over $100,000
Stephen R. Lewis, Jr.*            none                   $1-$10,000
Catherine James Paglia            none                      none
Alan K. Simpson                   none                $50,001-$100,000
Alison Taunton-Rigby              none                      none
William F. Truscott         $50,001-$100,000            over $100,000

   * Three independent directors have deferred compensation and invested in share equivalents.

     As of Dec. 31, 2003, each owned:

     Philip J. Carroll, Jr.   AXP Global Technology Fund         $10,001-$50,000

     Livio D. DeSimone        AXP High Yield Bond Fund                $1-$10,000
                              AXP Partners Small Cap Value Fund       $1-$10,000
                              AXP Small Cap Advantage Fund            $1-$10,000

     Stephen R. Lewis, Jr.    AXP Equity Select Fund                  $1-$10,000
                              AXP Diversified Equity Income Fund      $1-$10,000


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


--------------------------------------------------------------------------------
38 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund and Portfolio boards, for attending up to 30 meetings, received the following compensation:

Compensation Table
                                                                                          Total cash compensation from
                                                                                           American Express Funds and
                                Aggregate                          Aggregate              Preferred Master Trust Group
Board member*          compensation from the Fund       compensation from the Portfolio       paid to Board member
Philip J. Carroll, Jr.          $1,977**                           $3,019                           $      0
Livio D. DeSimone                2,004***                           3,045                                  0
Patricia M. Flynn                  283                                367                             22,933
Anne P. Jones                    2,104                              3,145                            156,233
Stephen R. Lewis, Jr.            2,304****                          3,345                            112,167
Catherine James Paglia             233                                317                             18,333
Alan K. Simpson                  1,950                              2,992                            141,933
Alison Taunton-Rigby             2,050                              3,092                            151,083


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $1,977 from the Fund and $3,019 from the Portfolio.

 *** Includes the deferred compensation in the amount of $2,004 from the Fund and $3,045 from the Portfolio.

**** Includes the deferred compensation in the amount of $823 from the Fund and $1,194 from the Portfolio.


Control Persons and Principal Holders of Securities

The following table identifies those investors who owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI.


Name, city and state of investor                                                    Class A     Class B    Class C     Class Y
American Express Financial Corporation, Minneapolis, MN                               N/A         N/A        N/A         100.00%

The following investors own 25% or more of the Fund's shares (all share classes taken together) as of 30 days prior to the date of this SAI, and are therefore presumed to control the Fund: None.


Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
39 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
40 -- AXP HIGH YIELD TAX-EXEMPT SERIES, INC. -- AXP HIGH YIELD TAX-EXEMPT FUND

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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BBB: Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

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

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

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

                                                              S-6430-20 Z (1/05)

Investments in Securities

Tax-Free High Yield Portfolio

Nov. 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.6%)
Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Alabama (0.7%)
Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%           $11,195,000              $12,227,850
City of Huntsville
  Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14               5.50              3,425,000                3,875,901
City of Mobile
  Unlimited General Obligation Warrants
  Series 2001 (AMBAC)
   02-15-12               4.75              1,000,000                1,073,630
Oxford Municipal Improvement District #1
  Special Assessment Bonds
  Cidar Ridge Project
  Series 2001
   08-01-16               8.50             11,465,000(b,l)           6,305,750
University of Alabama
  Revenue Bonds
  Series 2003A Escrowed to Maturity (AMBAC)
   06-01-08               5.00              3,955,000                4,285,243
Total                                                               27,768,374

Alaska (0.2%)
Alaska Energy Authority
  Refunding Revenue Bonds
  Bradley Lake
  3rd Series 1999 (FSA)
   07-01-14               6.00              2,000,000                2,310,440
North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994B (FSA)
   06-30-05               7.15              7,000,000(d)             6,916,420
Total                                                                9,226,860

Arizona (1.4%)
Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
   07-01-14               5.25              4,100,000                4,522,177
Maricopa County Elementary School
  District #3 - Tempe Elementary
  Unlimited General Obligation
  Refunding Bonds
  Series 2001 (FSA)
   07-01-12               5.00              1,240,000                1,366,306
Maricopa County Industrial Development Authority
  Revenue Bonds
  Advantage Point Projects
  Series 1996B Escrowed to Maturity
   07-01-26               7.38              2,100,000                2,311,260
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000                2,534,450
   07-01-26               5.50              5,000,000                5,033,050
Maricopa County Industrial Development Authority
  Revenue Bonds
  Horizon Community Learning Center Project
  Series 2000
   06-01-23               7.95              9,750,000               10,316,865
Maricopa County Unified School
  District #97 - Deer Valley
  Unlimited General Obligation
  Refunding Bonds
  Series 2003 (FGIC)
   07-01-06               4.00              4,885,000                5,018,996
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-09               5.00              3,335,000                3,640,619

See accompanying notes to investments in securities.

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

Municipal bonds (continued)
Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Arizona (cont.)
Phoenix Civic Improvement Corporation
  Refunding Revenue Bonds
  Junior Lien
  Series 2001 (FGIC)
   07-01-12               5.00%            $1,800,000               $1,983,348
Phoenix Civic Improvement Corporation
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-09               5.00              1,585,000                1,730,249
   07-01-19               5.00              2,000,000                2,121,580
Salt River Project
  Agricultural Improvement & Power District
  Refunding Revenue Bonds
  Series 2002A
   01-01-19               5.25              5,000,000                5,406,700
Tucson
  Refunding Revenue Bonds
  Senior Lien
  Series 2003 (AMBAC)
   07-01-06               4.50              6,000,000                6,210,840
Tucson
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-12               5.50              1,345,000                1,526,481
   07-01-13               5.50              2,380,000                2,728,123
   07-01-14               5.50              1,500,000                1,710,390
Total                                                               58,161,434

Arkansas (0.2%)
Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage-backed Securities
  Series 2003B (GNMA/FNMA) A.M.T.
   01-01-29               5.00              1,870,000                1,869,925
Arkansas Development Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33              12.22              2,415,000(g)             2,472,308
University of Arkansas
  Revenue Bonds
  Fayetteville Campus
  Series 2002 (FGIC)
   12-01-09               5.00              2,695,000                2,948,519
   12-01-10               5.00              2,505,000                2,749,162
Total                                                               10,039,914

California (18.7%)
ABAG Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26               7.38              8,000,000                8,264,800
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              3,000,000                3,189,960
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              2,790,000                2,812,850
California Health Facilities Financing Authority
  Revenue Bonds
  Lucile Salter Packard Hospital
  Series 2003C (AMBAC)
   08-15-25               5.00              6,340,000                6,487,722
California Health Facilities Financing Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-202 Inverse Floater (MBIA)
   07-01-10              13.63              3,660,000(g)             4,469,263
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35             10,000,000               10,435,900
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien
  Series 2003A (FGIC)
   07-01-29               5.00             10,000,000               10,145,900
California State Department of Transportation
  Federal Highway Grant
  Anticipation Revenue Bonds
  Series 2004A (FGIC)
   02-01-12               5.00              9,000,000                9,902,070
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-10               5.25             14,500,000               16,095,000
   05-01-15               6.00              3,000,000                3,451,680

See accompanying notes to investments in securities.

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

Municipal bonds (continued)
Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

California (cont.)
California State Public Works Board
  Revenue Bonds
  Department of Corrections
  Series 1996A (AMBAC)
   01-01-17               5.50%           $15,285,000              $16,107,486
California Statewide Communities
  Development Authority
  Certificate of Participation
  Series 1993 Escrowed to Maturity (AMBAC)
   10-01-11               5.60             44,800,000               51,050,944
City of Long Beach
  Revenue Bonds
  Series 2000A (FGIC) A.M.T.
   05-15-23               5.25             15,195,000               15,844,282
City of Los Angeles
  Refunding Revenue Bonds
  Series 2003A (MBIA)
   06-01-27               5.00             10,000,000               10,201,100
City of San Jose
  Revenue Bonds
  Series 2001A (FGIC)
   03-01-31               5.00              5,690,000                5,732,049
Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28               7.00              5,000,000(b,l)           4,439,400
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38             12,500,000               13,021,000
   06-01-33               5.50              5,000,000                5,342,450
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10              7,185,000                7,749,166
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-31               5.00              4,000,000                4,031,280
Los Angeles County Sanitation Districts
  Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13               5.00              3,500,000                3,878,770
Los Angeles Department of Water & Power
  Revenue Bonds
  Series 2003A (FGIC)
   07-01-43               5.00             11,750,000               11,808,398
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Election of 1997
  Series 2002E (MBIA)
   01-01-27               5.13             15,500,000               16,035,215
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Refunding Bonds
  Series 2002 (MBIA)
   07-01-15               5.75              5,000,000                5,823,600
   07-01-16               5.75              5,000,000                5,829,650
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   07-01-18              13.32              3,330,000(g)             4,575,886
Modesto Irrigation District
  Capital Improvements Refunding Bonds
  Certificate of Participation
  Series 2003A (MBIA)
   07-01-18               5.00              1,610,000                1,711,446
Northern California Power Agency
  Pre-refunded Revenue Bonds
  Geothermal #3
  Series 1987A
   07-01-09               5.00             33,535,000               36,422,699
Port of Oakland
  Revenue Bonds
  Series 2000A Inverse Floater (FGIC) A.M.T.
   11-01-15              13.65              2,210,000(g)             2,857,088
Port of Oakland
  Revenue Bonds
  Series 2000B Inverse Floater (FGIC) A.M.T.
   11-01-16              13.65              2,000,000(g)             2,506,100
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Project
  Series 1995
   07-01-21               6.50              8,000,000                8,370,000
Sacramento County Sanitation District
  Refunding Revenue Bonds
  Series 2001 (AMBAC)
   12-01-27               5.00             20,000,000               20,321,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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

Municipal bonds (continued)
Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

California (cont.)
San Diego Unified School District
  Series 2000A Inverse Floater
   07-01-20              11.83%            $3,180,000(g)            $4,116,510
San Diego Unified School District
  Series 2000B Inverse Floater
   07-01-21              11.81              1,865,000(g)             2,413,086
San Diego Unified School District
  Series 2000C Inverse Floater
   07-01-22              11.83              1,370,000(g)             1,563,882
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2003E (FSA)
   07-01-18               5.25              6,250,000                6,994,125
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2004F (FSA)
   07-01-29               5.00              7,000,000                7,111,580
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation 1998 Election
  Series 2002D (FGIC)
   07-01-27               5.00              8,000,000                8,146,080
San Francisco City & County
  Airports Commission
  Revenue Bonds
  2nd Series 2000A (FGIC) A.M.T.
   05-01-22               5.25             14,150,000               14,834,860
San Francisco City & County
  Airports Commission
  Revenue Bonds
  Series 2000A Inverse Floater A.M.T.
   05-01-14              13.63              1,080,000(g)             1,437,307
San Francisco City & County
  Airports Commission
  Revenue Bonds
  Series 2000B Inverse Floater A.M.T.
   05-01-15              13.59              1,150,000(g)             1,514,976
San Francisco City & County
  Airports Commission
  Revenue Bonds
  Series 2000C Inverse Floater A.M.T.
   05-01-16              13.97              1,220,000(g)             1,618,025
San Francisco City & County
  Public Utilities Commission
  Revenue Bonds
  Series 2002A (MBIA)
   11-01-32               5.00             18,000,000               18,151,380
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25             11,575,000               12,450,996
San Jose Financing Authority
  Revenue Bonds
  Civic Center Project
  Series 2002B (AMBAC)
   06-01-37               5.00              5,000,000                5,009,250
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2002 (MBIA)
   08-01-32               5.00              8,195,000                8,277,688
Santa Clara Valley Transportation Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   04-01-36               5.50              3,000,000(h)             3,174,360
South Placer Wastewater Authority
  Pre-refunded Revenue Bonds
  Series 2000A (FGIC)
   11-01-23               5.25             11,060,000               12,516,934
State of California
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-30               5.25             10,000,000               10,299,900
State of California
  Unlimited General Obligation Bonds
  Residual Certificates
  Series 1999-195 Inverse Floater (MBIA)
   12-01-16              13.63              5,410,000(g)             7,584,225
State of California
  Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50              8,465,000                9,247,081
   12-01-23               5.25             20,725,000               21,811,612
   10-01-25               5.38              5,000,000                5,274,150
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25             20,750,000               22,188,805


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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

Municipal bonds (continued)
Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

California (cont.)
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31               5.13%            $7,500,000               $7,625,550
   06-01-31               5.13             20,000,000               20,347,800
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-17               5.25             16,735,000               18,137,895
   02-01-21               5.25              2,500,000                2,657,075
   02-01-28               5.25             17,000,000               17,523,600
   02-01-29               5.25              5,000,000                5,139,900
   02-01-32               5.00              8,835,000                8,834,382
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-26               5.25             15,000,000               15,645,900
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              5,830,000                6,459,465
   03-01-28               5.00             15,470,000               15,539,924
   04-01-29               5.30              2,990,000                3,094,321
   04-01-34               5.25             13,000,000               13,365,950
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00              2,500,000                2,529,150
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-08               5.00              9,200,000                9,879,880
   01-01-11               5.25             11,225,000               12,486,578
   07-01-14               5.25              8,000,000                8,964,720
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00             11,500,000(h)            12,420,575
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16               5.25              2,000,000                2,182,640
   11-01-22               5.00              5,000,000                5,166,850
   11-01-23               5.13              5,000,000                5,204,750
   11-01-24               5.13              8,000,000                8,286,160
Turlock Irrigation District
  Certificate of Participation
  Series 2003A (MBIA)
   01-01-33               5.00              4,450,000                4,488,092
University of California
  Refunding Revenue Bonds
  Multiple Purpose Projects
  Series 1997E (MBIA)
   09-01-22               5.13             10,000,000               10,439,800
University of California
  Revenue Bonds
  Series 2003A (AMBAC)
   05-15-19               5.13             15,000,000               16,132,800
   05-15-20               5.13              6,965,000                7,454,988
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00              9,365,000                9,473,634
   01-01-34               5.00             15,745,000               15,835,691
West Sacramento Financing Authority
  Special Tax Bonds
  Series 1999F
   09-01-29               6.10              4,900,000                5,025,146
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88                500,000                  520,540
Total                                                              785,514,922

Colorado (2.8%)
Adams County School District #12
  Unlimited General Obligation Bonds
  Adams 12 Five Star Schools
  Series 2002A (FSA)
   12-15-10               5.25              3,255,000                3,627,893
Aurora Centretech Metropolitan District
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1993B
   12-01-23              10.53              5,699,785(k)            10,122,305
City of Colorado Springs
  Refunding Revenue Bonds
  Sub Lien
  Series 2002A (AMBAC)
   11-15-19               5.38             14,985,000               16,483,050

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Colorado (cont.)
Colorado Educational & Cultural Facilities Authority
  Revenue Bonds
  Boulder Country Day School Project
  Series 1999
   09-01-24               6.75%            $4,070,000               $4,107,485
Colorado Housing & Finance Authority
  Revenue Bonds
  Single Family Mortgage
  Series 2003A-3 A.M.T.
   05-01-32               5.15              3,500,000                3,499,825
Denver City & County
  Revenue Bonds
  Colorado Convention Center Project
  Series 2001A (FSA)
   09-01-12               5.00              5,000,000                5,388,100
Denver Urban Renewal Authority
  Tax Allocation Bonds
  Downtown Denver
  Series 1989A A.M.T.
   09-01-15               8.00             12,740,000               13,576,636
   09-01-16               8.00              1,785,000                1,900,365
   09-01-17               8.00              1,930,000                2,053,732
Denver West Metropolitan District
  Unlimited General Obligation
  Refunding & Improvement Bonds
  Series 1995
   12-01-14               7.00              4,230,000                4,370,521
Denver West Metropolitan District
  Unlimited General Obligation Bonds
  Series 1996
   06-01-16               6.50              2,560,000                2,655,718
GVR Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 1991 Escrowed to Maturity
   12-01-06              10.95              1,385,000(m)             1,536,602
GVR Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 1995B Escrowed to Maturity
   12-01-06              11.00                580,000                  635,941
Loveland Special Improvement
  District #1 Special Assessment Bonds
  Series 2000
   07-01-29               7.50              6,140,000                6,210,119
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996
   12-01-10               7.80             12,300,000               13,091,505
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1998A
   12-01-10               7.30              2,400,000                2,532,024
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25             10,300,000               10,467,993
Superior Metropolitan District #1
  Pre-refunded Revenue & Improvement Bonds
  Series 1994
   12-01-13               8.50              5,355,000                5,462,100
Superior Metropolitan District #2
  Pre-refunded Limited General
  Obligation Bonds
  Series 1994B
   12-01-13               8.25              2,185,000                2,228,700
Tri-Pointe Commercial Metropolitan District
  Limited General Obligation Bonds
  Series 2000
   12-01-19               7.75              8,730,000(l)             4,243,740
University of Colorado
  Revenue Bonds
  Series 2002A (FGIC)
   06-01-12               5.00              3,300,000                3,635,247
Total                                                              117,829,601

Connecticut (2.2%)
South Central Regional Water Authority
  Water System Revenue Bonds
  18th Series 2003A (MBIA)
   08-01-09               5.25              1,160,000                1,278,007
State of Connecticut
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2001D
   11-15-15               5.13              2,500,000                2,758,400
State of Connecticut
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2002B
   06-15-16               5.50              7,900,000                8,910,331

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Connecticut (cont.)
State of Connecticut
  Special Tax Refunding Bonds
  Transportation Infrastructure
  Series 2001B (FSA)
   10-01-07               5.00%           $11,925,000              $12,777,519
State of Connecticut
  Unlimited General Obligation
  Refunding Bonds
  Series 2001E
   11-15-15               5.13              6,875,000                7,435,381
State of Connecticut
  Unlimited General Obligation
  Refunding Bonds
  Series 2002E (FSA)
   11-15-14               5.38              8,990,000               10,031,851
State of Connecticut
  Unlimited General Obligation Bonds
  Recovery Note
  Series 2002A
   12-01-05               4.00              8,000,000                8,152,000
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2000B
   06-15-08               5.25              3,440,000                3,743,374
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2001G
   12-15-07               5.00              9,180,000                9,865,838
   12-15-08               5.00              5,330,000                5,797,601
   12-15-10               5.00              6,660,000                7,312,946
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2002C
   12-15-07               5.00              5,000,000                5,373,550
   12-15-18               5.50              2,380,000                2,637,944
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2003A
   04-15-09               5.00              5,000,000                5,438,300
Total                                                               91,513,042

District of Columbia (0.6%)
District of Columbia
  Revenue Bonds
  Georgetown University
  Series 1988D (MBIA)
   04-01-14               5.25              4,100,000                4,448,090
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001A (MBIA) A.M.T.
   10-01-27               5.50             13,790,000               14,487,360
Washington Convention Center Authority
  Revenue Bonds
  Senior Lien
  Series 1998 (AMBAC)
   10-01-15               5.25              4,940,000                5,276,365
Total                                                               24,211,815

Florida (4.6%)
Arbor Greene Community Development District
  Special Assessment Bonds
  Series 1996
   05-01-18               7.60              4,130,000                4,243,823
Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20              3,425,000                3,578,543
Broward County School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A
   02-15-08               5.00              5,810,000                6,237,151
Championsgate Community Development District
  Revenue Bonds
  Series 1998B
   05-01-05               5.70                795,000                  796,741
Charlotte County Development Authority
  Refunding Revenue Bonds
  Royal Palm Centre II
  Series 1991
   03-01-14               9.50              3,075,000                3,094,434
Collier County School Board
  Certificate of Participation
  Series 2002 (FSA)
   02-15-17               5.38              5,000,000                5,478,500
Collier County Water-Sewer District
  Refunding Revenue Bonds
  Series 2003B (FSA)
   07-01-15               5.00              4,125,000                4,484,329
Crossings at Fleming Island
  Community Development District
  Pre-refunded Special Assessment Bonds
  Series 1995
   05-01-16               8.25              8,500,000                8,873,745


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Florida (cont.)
Crossings at Fleming Island
  Community Development District
  Revenue Bonds
  Series 1994
   10-01-19               7.38%           $11,145,000              $11,390,190
Double Branch Community Development District
  Special Assessment Bonds
  Series 2002B-1
   05-01-07               5.60                880,000                  896,509
Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003H (FSA)
   06-01-07               5.00              7,690,000                8,184,775
Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003I
   06-01-09               5.00              9,200,000               10,028,920
Florida State Board of Education
  Unlimited General Obligation Bonds
  Series 2002B
   01-01-14               5.38             11,650,000               12,929,519
Florida State Board of Education Public Education
  Unlimited General Obligation
  Refunding Bonds
  Capital Outlay
  Series 2002D
   06-01-11               5.00              7,295,000                8,019,102
Florida State Department of Environmental Protection
  Revenue Bonds
  Florida Forever
  Series 2001B (MBIA)
   07-01-10               5.00              6,575,000                7,189,105
Florida State Division of Bond Finance
  Refunding Revenue Bonds
  Department of Environmental Protection
  Series 1997B (AMBAC)
   07-01-12               6.00              2,500,000                2,910,975
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13              1,150,000                1,177,704
Greyhawk Landing Community Development District
  Special Assessment Bonds
  Series 2002B
   05-01-09               6.25              1,100,000                1,127,808
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35              7,170,000                7,481,250
Heritage Harbor South Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2002B
   11-01-08               5.40              2,385,000                2,397,378
Lakewood Ranch Community Development District #1
  Special Assessment Bonds
  Series 1994
   05-01-14               8.25              1,545,000                1,567,557
Miami-Dade County School Board
  Certificate of Participation
  Series 2003C (MBIA)
   08-01-06               5.00              4,170,000                4,356,524
Orange County
  Revenue Bonds
  Series 2000 (AMBAC)
   10-01-15               5.63              8,000,000                8,866,160
Orange County
  Revenue Bonds
  Series 2002B (FGIC)
   01-01-32               5.13             12,975,000               13,271,608
Orlando & Orange County Expressway Authority
  Revenue Bonds
  Series 2003B (AMBAC)
   07-01-35               5.00              5,500,000                5,557,090
Palm Beach County School Board
  Certificate of Participation
  Series 2001A (AMBAC)
   08-01-19               5.50              3,500,000                3,865,575
Parklands West Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-06               6.00                270,000                  272,633
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25              4,225,000                4,364,467
Reunion East Community Development District
  Special Assessment Bonds
  Series 2002B
   11-01-07               5.90              1,700,000                1,733,779

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Florida (cont.)
Riverwood Community Development District
  Special Assessment Bonds
  Series 1992A
   05-01-14               8.50%            $3,715,000               $3,745,983
Riverwood Community Development District
  Special Assessment Bonds
  Series 1992B
   05-01-12               8.50                100,000                  100,834
Seacoast Utility Authority
  Refunding Revenue Bonds
  Series 2001 (FGIC)
   03-01-07               5.00              3,955,000                4,184,469
State of Florida
  Unlimited General Obligation Bonds
  Department of Transportation
  Right of Way
  Series 1997A
   07-01-14               5.00              6,550,000                6,954,987
Tampa Bay Water Utility System
  Refunding & Improvement
  Revenue Bonds
  Series 2001A (FGIC)
   10-01-12               4.50              5,000,000                5,298,000
Village Community Development District #2
  Special Assessment Revenue Bonds
  Series 1996
   05-01-17               7.63              2,320,000                2,422,219
Village Community Development District #5
  Special Assessment Bonds
  Series 2002B
   05-01-07               5.40              2,360,000                2,393,913
Volusia County Industrial Development Authority
  Pre-refunded Revenue Bonds
  Bishops Glen Project
  Series 1996
   11-01-26               7.63             10,925,000               12,237,529
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90                405,000                  409,726
Total                                                              192,123,554

Georgia (1.2%)
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC)
   01-01-21              12.83              5,600,000(g)             6,952,064
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC) A.M.T.
   01-01-18              14.24              3,720,000(g)             4,662,425
City of Atlanta
  Revenue Bonds
  Series 1999A (FGIC)
   11-01-13               5.50              2,715,000                3,083,018
City of Atlanta
  Revenue Bonds
  Series 2004 (FSA)
   11-01-43               5.00              5,500,000                5,508,250
Colquitt County Development Authority
  Revenue Bonds
  Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21               6.50             46,350,000(d)            19,899,910
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Athletic Association
  Series 2001 (AMBAC)
   10-01-07               5.00              1,700,000                1,822,502
   10-01-12               5.50              2,385,000                2,684,270
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Foundation Funding
  Series 2002A
   11-01-05               5.00              1,575,000                1,617,131
   11-01-13               5.25              1,105,000                1,221,124
Richmond County Board of Education
  Unlimited General Obligation Bonds
  Series 2002
   11-01-07               5.00              2,500,000                2,681,650
Total                                                               50,132,344

Hawaii (1.6%)
Hawaii State Department of Budget & Finance
  Refunding Revenue Bonds
  Electric Company & Subsidiary Project
  Series 2003B (XLCA) A.M.T.
   12-01-22               5.00             12,500,000               12,772,500
Hawaii State Department of Budget & Finance
  Revenue Bonds
  Series 2000 Inverse Floater
  (AMBAC) A.M.T.
   07-01-20              13.42              9,000,000(g)            11,208,330

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Hawaii (cont.)
Honolulu City & County
  Unlimited General Obligation Refunding Bonds
  Inverse Floater Series 1993
   09-07-06               8.47%           $10,000,000(g)           $11,050,400
   09-11-08               8.77             10,000,000(g)            11,945,500
State of Hawaii
  Refunding Revenue Bonds
  Series 2001 (FGIC) A.M.T.
   07-01-18               5.63             18,000,000               19,839,960
Total                                                               66,816,690

Illinois (4.8%)
Carol Stream County
  Tax Allocation Bonds
  Series 1997
   01-01-17               7.88              4,260,000                4,446,375
Chicago O'Hare International Airport
  2nd Lien Passenger Facility Revenue Bonds
  Series 2001C (AMBAC) A.M.T.
   01-01-10               5.25              3,095,000                3,329,075
   01-01-11               5.25              3,260,000                3,513,889
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001A II Inverse Floater
  (AMBAC) A.M.T.
   01-01-20              13.23              1,885,000(g)             2,279,078
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001B II Inverse Floater
  (AMBAC) A.M.T.
   01-01-21              13.23              2,070,000(g)             2,461,499
City of Chicago
  Pre-refunded Revenue Bonds
  Series 1994 (MBIA)
   01-01-24               6.38             22,500,000               23,027,850
City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-33               5.25             13,900,000               14,304,629
   01-01-38               5.50             11,000,000               11,685,190
City of Chicago
  Unlimited General Obligation
  Refunding Bonds
  Series 2000C (FGIC)
   01-01-40               5.50              7,870,000                8,345,663
City of Chicago
  Unlimited General Obligation
  Refunding Bonds
  Series 2001A (MBIA)
   01-01-31               5.00              4,000,000                4,025,880
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              5,000,000                5,432,000
County of Cook
  Pre-refunded Unlimited General Obligation
  Capital Improvement Bonds
  Series 1999A (FGIC)
   11-15-16               5.25              3,000,000                3,356,250
Gilberts Special Service Area #9
  Special Tax Improvement Bonds
  Big Timber Project
  Series 2001
   03-01-30               7.88              7,560,000                8,357,126
Illinois Finance Authority
  Pre-refunded Revenue Bonds
  Illinois Power Company Project
  Series 1991A
   07-01-21               7.38             19,250,000               21,110,128
Illinois Finance Authority
  Refunding Revenue Bonds
  Commonwealth Edison Company
  Series 1994 (AMBAC)
   01-15-14               5.85              4,500,000                5,212,485
Illinois Finance Authority
  Revenue Bonds
  Adventist Health System/Sunblet Obligation
  Series 1999
   11-15-20               5.50              3,000,000                3,134,070
Illinois Finance Authority
  Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75             68,000,000(d)            32,039,559
Illinois Health Facilities Authority
  Revenue Bonds
  South Suburban Hospital
  Series 1992 Escrowed to Maturity
   02-15-09               7.00              1,845,000                2,011,751
   02-15-18               7.00              3,025,000                3,796,557

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Illinois (cont.)
Kane County School District #101 Batavia
  Unlimited General Obligation Bonds
  Building
  Series 1999 (FSA)
   12-30-13               5.25%            $6,000,000               $6,501,300
Lakemoor
  Special Tax Revenue Bonds
  Special Services Area #97-1
  Series 1997
   03-01-27               7.80              8,810,000                9,351,110
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 1999 (FGIC)
   12-15-28               5.25              3,500,000                3,567,795
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 2002A (MBIA)
   06-15-42               5.25             13,400,000               13,761,264
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2000 (MBIA)
   12-01-20               5.40              4,000,000                4,362,600
Tinley Park Special Service Area #3
  Special Assessment Bonds
  Series 1988
   12-01-04              10.65                135,000                  135,004
   12-01-05              10.65                150,000                  152,177
   12-01-06              10.65                165,000                  169,298
   12-01-07              10.65                185,000                  191,494
Will County Community Unit School District #365
  Unlimited General Obligations Bonds
  Zero Coupon
  Series 1997B (FSA)
   11-01-16               4.60              3,165,000(d)             1,832,693
Total                                                              201,893,789

Indiana (0.7%)
East Chicago Elementary School Building Corporation
  Refunding Revenue Bonds
  1st Mortgage
  Series 1996
   01-05-16               6.25              8,000,000                9,276,959
Indiana Bond Bank
  Revenue Bonds
  State Revolving Fund
  Series 2000B
   08-01-20               5.30              4,000,000                4,313,920
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33              13.00              2,440,000(g)             2,545,237
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2002A
  (GNMA/FNMA) A.M.T.
   01-01-33               5.45              2,495,000                2,522,345
South Bend Community School Building Corporation
  Revenue Bonds
  1st Mortgage
  Series 2002 (MBIA)
   07-15-19               5.00              3,680,000                3,846,594
St. Joseph County Hospital Authority
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980 Escrowed to Maturity
   06-01-10               9.40              1,195,000                1,425,169
Wayne Township School Building Corporation
  Marion County
  Revenue Bonds
  1st Mortgage
  Series 2003A (FGIC)
   01-15-28               5.25              4,750,000                4,946,793
Total                                                               28,877,017

Iowa (0.2%)
Iowa Finance Authority
  Refunding Revenue Bonds
  Correctional Facility Program
  Series 2002 (MBIA)
   06-15-13               5.38              6,000,000                6,715,620
Iowa Finance Authority
  Revenue Bonds
  Series 2001R Inverse Floater
  (GMNA/FNMA) A.M.T.
   07-01-33              12.85              3,520,000(g)             3,688,678
Total                                                               10,404,298


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Kansas (0.2%)
Kansas Turnpike Authority Kansas City
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   09-01-09               4.00%            $7,730,000               $8,107,611

Kentucky (0.1%)
County of Muhlenberg
  Refunding Revenue Bonds
  Muhlenberg Community Hospital Project
  Series 1996
   07-01-10               6.75              5,400,000                5,619,510

Louisiana (0.2%)
Louisiana Public Facilities Authority
  Revenue Bonds
  Health Facilities-Glen Retirement
  Series 1995A
   12-01-15               6.50              1,000,000                1,027,810
State of Louisiana
  Unlimited General Obligation Bonds
  Series 1998B (FSA)
   04-15-10               5.25              6,000,000                6,505,440
Total                                                                7,533,250

Maine (0.1%)
Maine State Housing Authority
  Revenue Bonds
  Series 2003A-2 A.M.T.
   11-15-32               5.00              3,000,000                3,011,280

Maryland (2.7%)
County of Baltimore
  Pre-refunded Unlimited General
  Obligation Bonds
  Metropolitan District
  Series 2001
   06-01-12               5.50              3,500,000                3,988,320
County of Baltimore
  Unlimited General Obligation
  Refunding Bonds
  Metropolitan District
  Series 2002
   09-01-14               5.25              3,215,000                3,579,774
County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   02-01-11               5.00              8,000,000                8,808,480
County of Montgomery
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A
   11-01-10               5.00             10,775,000               11,866,615
Harford County Industrial Development
  Revenue Bonds
  Dorsey
  Series 1989
   04-16-05               8.00                227,000                  227,345
Howard County
  Pre-refunded Unlimited General
  Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              1,020,000                1,143,022
Howard County
  Un-refunded Unlimited General
  Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              6,275,000                7,006,289
Maryland State Department of Transportation
  County Transportation
  Revenue Bonds
  Series 2003
   12-15-07               5.00              5,000,000                5,367,450
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Capital Improvement
  Series 2002A
   08-01-07               5.00             13,590,000               14,538,718
   03-01-17               5.50             10,000,000               11,577,000
State of Maryland
  Unlimited General Obligation
  Refunding Bonds
  State & Local Facilities
  1st Series 2003B
   07-15-07               5.00             22,025,000               23,543,624
University System of Maryland
  Revenue Bonds
  Series 2003A
   04-01-10               5.00             13,440,000               14,691,533
Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Water Supply
  Series 2001
   06-01-12               4.25              4,050,000                4,241,889

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Maryland (cont.)
Washington Suburban Sanitation District
  Unlimited General Obligation
  Refunding Bonds
  Series 2003
   06-01-08               5.25%            $1,660,000               $1,811,840
Total                                                              112,391,899

Massachusetts (2.7%)
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00              4,435,000                4,646,727
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2001D (MBIA)
   11-01-13               6.00             15,000,000               17,647,950
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2002A (FGIC)
   01-01-09               5.00             12,370,000               13,416,502
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2002E
   01-01-09               5.50              5,000,000                5,502,500
Commonwealth of Massachusetts
  Pre-refunded Limited General
  Obligation Bonds
  Consolidation Loans
  Series 2002C
   11-01-30               5.25              3,545,000                3,931,582
   11-01-30               5.25              6,455,000                7,158,918
Massachusetts Development Finance Agency
  Pre-refunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25              5,000,000                6,389,800
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              2,500,000                2,573,700
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25              7,030,000                7,762,526
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75              1,750,000                1,737,715
Massachusetts State Port Authority
  Revenue Bonds
  Delta Air Lines Project
  Series 2001A (AMBAC) A.M.T.
   01-01-22               5.50             20,000,000               20,684,600
Massachusetts State Turnpike Authority
  Revenue Bonds
  Series 1997A (MBIA)
   01-01-17               5.13              4,000,000                4,209,280
Massachusetts State Water Pollution Abatement
  Refunding Revenue Bonds
  Pool
  Series 2004A
   08-01-16               5.25              5,000,000                5,602,450
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 1992A
   07-15-19               6.50              3,500,000                4,260,690
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75              9,000,000                8,974,710
Total                                                              114,499,650

Michigan (3.0%)
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              2,500,000                2,544,875
Concord Academy/Boyne
  Certificate of Participation
  Series 1998
   10-01-19               7.00                965,000                  945,903

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Michigan (cont.)
Detroit
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1995A
   04-01-15               6.80%            $1,375,000               $1,410,833
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25              5,000,000                5,181,400
Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  Internatinal Paper Company Projects
  Series 2004A
   11-01-18               4.80              4,000,000                3,967,800
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              2,855,000                2,906,247
Hudsonville Public Schools
  Unlimited General Obligation
  Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15              5,045,000                5,109,223
Kalamazoo City School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2001 (FSA)
   05-01-12               4.40              1,070,000                1,127,363
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  School Loan
  Series 2003A
   06-01-09               5.25              5,500,000                6,040,980
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-09               5.00              9,840,000               10,764,271
   10-01-10               5.00              5,195,000                5,705,720
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2002
   10-01-15               5.50              5,000,000                5,734,150
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-07               5.25              2,480,000                2,673,440
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2002 III
   10-15-07               5.00              2,750,000                2,948,440
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29               5.00             10,500,000               10,642,065
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2001 I
   10-15-08               5.50              5,280,000                5,823,259
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2000 I
   10-15-16               5.25              2,000,000                2,163,140
Michigan State South Central Power Agency
  Pre-refunded Revenue Bonds
  Series 1992 Escrowed to Maturity (MBIA)
   11-01-06               5.90                 75,000                   80,237
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-08               5.00              7,895,000                8,558,417
Michigan State South Central Power Agency
  Un-refunded Revenue Bonds
  Series 1992 (MBIA)
   11-01-06               5.90              4,435,000                4,736,048
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison Company
  Series 1995AA (MBIA)
   09-01-25               6.40             12,000,000               12,598,319
Michigan Strategic Fund
  Refunding Revenue Bonds
  Environmental Improvement
  Crown Paper Company
  Series 1997B
   08-01-12               6.25              1,100,000(b,l)               1,100

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Michigan (cont.)
Summit Academy
  Certificate of Participation
  Series 1998
   08-01-18               7.00%            $1,800,000               $1,753,416
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001
   07-01-30               7.38              4,140,000                4,316,198
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001B
   07-01-30               8.75              1,030,000                1,078,462
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40              3,645,000                3,754,350
Waverly Community School
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25              1,500,000                1,610,730
Wayne County Charter Airport
  Revenue Bonds
  Detroit Metropolitan Airport
  Series 1998B (MBIA)
   12-01-11               5.25              4,040,000                4,372,734
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-16               5.00              2,930,000                3,159,976
   11-15-17               5.00              3,020,000                3,238,225
Total                                                              124,947,321

Minnesota (4.0%)
Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC Project
  Series 1999
   12-01-29               7.40              4,000,000(l)             3,675,840
City of Rochester
  Revenue Bonds
  Wedum Shorewood Campus
  Series 1999
   06-01-36               6.60             10,500,000               10,511,025
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 1999A
   09-01-29               6.63              3,500,000                3,558,310
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-22               4.25              2,700,000                2,645,055
   02-01-23               4.50              3,000,000                3,018,180
   02-01-24               4.50              2,000,000                2,010,760
Hastings Housing & Redevelopment Authority
  Revenue Bonds
  Arbor Oaks Assisted Living Project
  Series 2000A
   01-01-32               8.25              5,685,000(l)             6,030,648
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75              7,705,000(b,l)           5,008,250
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation
  Refunding Bonds
  Waste Water Treatment
  Series 2003A
   03-01-07               4.00              8,540,000                8,865,118
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-11               5.50              3,000,000                3,253,140
   01-01-16               5.63              5,000,000                5,403,800
Minnesota Business Academy
  Taxable Capital Appreciation Notes
  Zero Coupon
  Series 2002
   06-30-07               6.00                348,000(d,l)             297,001
Richfield
  Revenue Bonds
  Series 2000A
   02-01-35               7.75             11,000,000               10,907,270
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25               5.10              5,000,000                4,899,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Minnesota (cont.)
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-22               6.73%           $17,500,000(d)            $7,707,175
   01-01-23               7.06             26,500,000(d)            10,987,164
   01-01-25               6.81             27,500,000(d)             9,946,200
   01-01-26               6.81             27,500,000(d)             9,319,750
   01-01-27               7.41             11,450,000(d)             3,631,139
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25             15,000,000               16,793,399
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Project
  Series 1993
   11-01-06               7.13                655,000                  660,024
   11-01-17               7.13              2,165,000                2,175,695
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy Project
  Series 2000
   03-01-30               8.00              4,390,000(l)             3,951,132
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00              2,440,000                2,400,228
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00              2,540,000                2,649,017
   12-01-27               5.13              5,465,000                5,659,390
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-10               5.50              9,230,000               10,385,873
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003B (MBIA)
   01-01-15               5.00              5,000,000                5,465,750
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-30               5.00              5,000,000                5,093,400
Total                                                              166,909,033

Mississippi (0.8%)
Harrison County Wastewater Management District
  Refunding Revenue Bonds
  Wastewater Treatment Facility
  Series 1986 Escrowed to Maturity
   02-01-15               5.00              4,250,000                4,654,048
Jackson Industrial Development
  Revenue Bonds
  Dorsey
  Series 1999
   04-16-05               8.00                179,000                  179,242
State of Mississippi
  Unlimited General Obligation Bonds
  Capital Improvement
  Series 2002 (FGIC)
   11-01-07               5.25              6,615,000                7,139,966
State of Mississippi
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
   09-01-12               5.50             10,000,000               11,302,499
State of Mississippi
  Unlimited General Obligation
  Refunding Bonds
  Series 2002D
   07-01-16               5.50              7,570,000                8,621,322
Total                                                               31,897,077

Missouri (0.4%)
City of St. Louis
  Refunding Revenue Bonds
  Lambert-St. Louis Intl
  Series 2003A (FSA)
   07-01-08               5.00              1,000,000                1,077,210
Kansas City Municipal Assistance Corporation
  Refunding & Improvement Revenue Bonds
  Leasehold
  Series 2003C (MBIA)
   04-01-05               5.00              2,000,000                2,019,620
   04-01-06               5.00              2,650,000                2,746,858

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Missouri (cont.)
Missouri Housing Development Commission
  Revenue Bonds
  Drivers
  Series 2001 Inverse Floater (GNMA/FNMA) A.M.T.
   09-01-33              13.00%            $1,375,000(g)            $1,448,824
St. Louis Municipal Finance Corporation
  Refunding Revenue Bonds
  Convention Center Project
  Series 2003 (AMBAC)
   07-15-08               5.00              8,180,000                8,832,681
Total                                                               16,125,193

Nebraska (0.5%)
Nebraska Public Power District
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25             16,110,000               17,593,569
Omaha Public Power District
  Revenue Bonds
  Series 1986A Escrowed to Maturity
   02-01-15               6.00              1,370,000                1,596,941
Total                                                               19,190,510

Nevada (0.5%)
Clark County Improvement District
  Special Assessment Bonds
  Southern Highlands Area
  Series 1999
   12-01-19               7.50              4,900,000                5,179,349
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-19               5.75              5,105,000(d)             2,575,319
   01-01-23               5.93              5,000,000(d)             1,966,250
Henderson
  Revenue Bonds
  Catholic HealthCare West
  Series 1998
   07-01-26               5.38              5,000,000                4,933,800
Las Vegas Valley Water District
  Limited General Obligation Refunding Bonds
  Series 2003B (MBIA)
   06-01-10               5.25              7,400,000                8,178,406
Total                                                               22,833,124

New Hampshire (--%)
New Hampshire Business Finance Authority
  Refunding Revenue Bonds
  Crown Paper Company Project
  Series 1996
   01-01-22               7.75              4,255,000(b,l)               4,255

New Jersey (2.5%)
Casino Reinvestment Development Authority
  Revenue Bonds
  Series 1997A (FSA)
   10-01-12               5.25              3,450,000                3,683,945
Jersey City
  Unlimited General Obligation
  Refunding & School Improvement Bonds
  Series 2002B (AMBAC)
   03-01-07               4.00              3,420,000                3,544,864
New Jersey Economic Development Authority
  Refunding Revenue Bonds
  Senior Lien
  Series 2001A (MBIA)
   07-01-07               5.00              5,000,000                5,323,000
   07-01-08               5.00             10,000,000               10,789,800
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              6,000,000                6,506,880
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FSA)
   06-15-10               5.00              7,000,000                7,593,600
New Jersey Economic Development Authority
  School Facilities & Construction
  Revenue Bonds
  Series 2003F
   06-15-26               5.00              5,000,000                5,086,750
New Jersey State Educational Facilities Authority
  Revenue Bonds
  Princeton University
  Series 2000H
   07-01-21               5.38              2,000,000                2,161,100
New Jersey State Turnpike Authority
  Pre-refunded Revenue Bonds
  Series 2000A Escrowed to Maturity (MBIA)
   01-01-11               6.00              3,215,000                3,691,302

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

New Jersey (cont.)
New Jersey State Turnpike Authority
  Revenue Bonds
  Series 2000R Inverse Floater (MBIA)
   01-01-13              14.44%            $4,330,000(g)            $6,469,929
New Jersey State Turnpike Authority
  Un-refunded Revenue Bonds
  Series 2000A (MBIA)
   01-01-11               6.00              7,785,000                8,961,547
New Jersey Transportation Corporation
  Certificate of Participation
  Federal Transportation Administration Grants
  Series 2000B (AMBAC)
   09-15-08               5.50              5,000,000                5,477,450
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2001C (FSA)
   12-15-12               5.75             25,000,000               28,701,751
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2003C
   06-15-24               5.50              6,000,000                6,532,020
University of Medicine & Dentistry of New Jersey
  Revenue Bonds
  Series 2002A (AMBAC)
   12-01-12               5.25              1,705,000                1,912,771
Total                                                              106,436,709

New Mexico (0.7%)
Farmington
  Pre-refunded Revenue Bonds
  Series 1983
   01-01-13               9.88              4,685,000                4,877,272
New Mexico State Highway Commission
  Pre-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A Escrowed to Maturity
   06-15-10               5.00              5,115,000                5,616,526
New Mexico State Highway Commission
  Un-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A
   06-15-10               5.00              4,885,000                5,340,575
State of New Mexico
  Unlimited General Obligation Bonds
  Capital Projects
  Series 2003
   03-01-08               4.00             12,690,000               13,251,025
Total                                                               29,085,398

New York (10.9%)
City of New York
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1996G
   02-01-17               5.75             15,760,000               16,646,658
City of New York
  Unlimited General Obligation
  Revenue Bonds
  Series 2001F
   08-01-12               5.25             15,230,000               16,631,922
City of New York
  Unlimited General Obligation Bonds
  Series 2000R Inverse Floater (FGIC)
   05-15-14              14.11              1,790,000(g)             2,498,965
   05-15-15              14.10              1,890,000(g)             2,632,468
City of New York
  Unlimited General Obligation
  Revenue Bonds
  Series 2001G (FSA)
   08-01-11               5.25              5,000,000                5,515,650
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75              8,210,000                9,126,647
City of New York
  Unlimited General Obligation Bonds
  Series 2002E (MBIA)
   08-01-15               5.63              2,000,000                2,233,480
City of New York
  Unlimited General Obligation Bonds
  Series 2003D
   10-15-20               5.25              6,520,000                6,947,516
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50             27,500,000               30,052,550
   06-01-28               5.25             10,050,000               10,397,831

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

New York (cont.)
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21               5.00%            $3,000,000               $3,099,960
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00             17,000,000               16,972,970
City of New York
  Unlimited General Obligation Bonds
  Series 2003 I
   03-01-27               5.38              8,000,000                8,353,840
City of New York
  Unlimited General Obligation Bonds
  Series 2000 II Inverse Floater (FGIC)
   05-15-16              14.11              1,175,000(g)             1,633,203
Long Island Power Authority
  Revenue Bonds
  Series 2003B
   12-01-05               5.00             17,000,000               17,453,730
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-29               5.13             10,000,000               10,153,200
   11-15-32               5.75              5,855,000                6,355,720
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50              4,000,000                4,474,360
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00              4,000,000                4,039,640
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50              8,500,000                9,168,610
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-13               5.50             10,160,000               11,502,339
New York City Health & Hospital Corproation
  Revenue Bonds
  Health Systems
  Series 2002A (FSA)
   02-15-15               5.50              5,255,000                5,785,019
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00              4,000,000                4,032,400
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2003E
   06-15-34               5.00              5,000,000                5,013,700
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00              9,000,000                9,013,320
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2001B
   02-01-11               5.50              5,000,000                5,593,700
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00             10,255,000               10,321,760
New York Dormitory Authority
  Revenue Bonds
  Catholic Health L.I. Obligation Group
  Series 2004
   07-01-27               5.00             15,430,000               15,002,126
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.65              4,210,000(d)             2,901,700
New York Mortgage Agency
  Revenue Bonds
  Series 2002R Inverse Floater A.M.T.
   04-01-32              12.55              4,965,000(g)             5,107,694
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25              1,615,000                1,674,157
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd Generation
  Series 1993A
   07-01-18               5.75              5,500,000                6,307,455

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

New York (cont.)
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1990D Escrowed to Maturity
   07-01-09               7.00%            $3,735,000               $4,120,751
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Program
  Series 2002D (MBIA)
   10-01-08               5.00             13,010,000               14,115,460
New York State Dormitory Authority
  Revenue Bonds
  State Personal Income Tax
  Series 2003A
   03-15-10               5.25              4,000,000                4,401,600
New York State Dormitory Authority
  Revenue Bonds
  State University Educational Facilities
  Series 1993A
   05-15-13               5.50             24,530,000               27,420,125
New York State Energy Research
  & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985D (MBIA)
   12-01-15               4.10              6,500,000(c)             6,482,905
New York State Energy Research
  & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-21              12.95              7,520,000(g)             8,696,504
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003B
   06-15-26               5.00             12,210,000               12,541,257
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31               5.00              9,000,000                9,123,840
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28               5.00              9,000,000                9,192,420
New York State Housing Finance Agency
  Refunding Revenue Bonds
  State University Construction
  Series 1986A Escrowed to Maturity
   05-01-13               6.50              3,500,000                4,155,690
New York State Thruway Authority
  Revenue Bonds
  Local Highway & Bridge
  Series 2002
   04-01-15               5.50              5,000,000                5,505,350
New York State Thruway Authority
  Revenue Bonds
  Series 2001A (FGIC)
   04-01-11               5.50              7,500,000                8,439,525
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19               5.00              4,780,000                5,106,570
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              7,000,000                7,083,020
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2000 II Inverse Floater (MBIA) A.M.T.
   10-15-21              13.60              3,505,000(g)             4,188,019
Sales Tax Asset Receivable
  Revenue Bonds
  Series 2004A (AMBAC)
   10-15-29               5.00              6,000,000                6,097,800
State of New York
  Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00              7,575,000                7,884,590
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16               5.50              2,000,000                2,161,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

New York (cont.)
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14               5.50%            $8,500,000               $9,219,695
   06-01-15               5.50              7,125,000                7,720,508
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA)
   11-15-32               5.00              5,900,000                5,961,537
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  General Purpose
  Series 2002B
   11-15-29               5.13             12,415,000               12,662,307
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  General Purpose
  Series 2001A (MBIA)
   01-01-32               5.00              7,500,000                7,570,875
Total                                                              456,495,638

North Carolina (3.3%)
City of Charlotte
  Revenue Bonds
  Series 2002A
   07-01-14               5.50              5,695,000                6,505,342
   07-01-15               5.50              5,155,000                5,902,630
City of Charlotte
  Unlimited General Obligation
  Refunding Bonds
  Series 1998
   02-01-16               5.25              5,930,000                6,418,454
Mecklenburg County
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001D
   02-01-12               4.00              3,600,000                3,745,440
   02-01-14               4.10              3,600,000                3,722,220
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1986A Escrowed to Maturity
   01-01-17               5.00              6,220,000                6,832,048
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1988A
   01-01-26               6.00              1,940,000                2,307,455
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             15,125,000               18,331,953
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-07               7.25              5,000,000                5,426,900
   01-01-09               6.13             10,000,000               10,973,200
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50             15,000,000               16,236,450
North Carolina Eastern Municipal Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-13              13.43              3,330,000(g)             4,140,289
North Carolina Eastern Municipal Power Agency
  Un-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             14,035,000               16,397,933
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2002 II Inverse Floater A.M.T.
   01-01-34              12.48              2,920,000(g)             2,978,050
North Carolina State Municipal Power Agency
  #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50              6,500,000                7,066,410
Raleigh Durham Airport Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-01-11               5.00              1,900,000                2,078,505
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001A
   03-01-08               4.50              4,400,000                4,673,856
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2002A
   03-01-07               5.00              5,000,000                5,294,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

North Carolina (cont.)
State of North Carolina
  Pre-refunded Unlimited General Obligation Bonds
  Highway
  Series 1997A
   05-01-12               5.00%            $5,000,000               $5,409,400
State of North Carolina
  Pre-refunded Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
   03-01-15               5.25              5,000,000                5,597,100
Total                                                              140,038,235

Ohio (2.9%)
City of Cleveland
  Refunding Revenue Bonds
  Series 2001J (FSA)
   01-01-12               5.38              1,000,000                1,117,950
Columbus
  Unlimited General Obligation Bonds
  2nd Series 1999
   06-15-15               5.75              2,000,000                2,252,560
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25              4,130,000                4,366,773
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-21               6.00              6,000,000                6,643,380
County of Cuyahoga
  Revenue Bonds
  Canton Project
  Series 2000
   01-01-30               7.50              1,500,000                1,651,140
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              6,250,000                6,254,375
   05-01-32               5.00              3,250,000                3,245,028
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00              2,765,000                2,824,475
   12-01-29               5.00              8,375,000                8,484,880
   12-01-31               5.00              5,000,000                5,055,150
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17               5.00              4,000,000                4,276,760
   12-01-19               5.00              6,760,000                7,197,710
Franklin County
  Refunding & Improvement Revenue Bonds
  Lutheran Senior City
  Series 1999
   12-15-28               6.13              4,705,000                4,162,843
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-22               5.25              5,170,000                5,388,277
   05-15-24               5.25              2,625,000                2,704,354
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-28               5.00              3,000,000                3,047,610
   12-01-33               5.00              6,500,000                6,568,510
Licking Heights Local School District
  Unlimited General Obligation
  Series 2004 (FGIC)
   12-01-28               5.00              4,960,000                5,057,662
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24               4.75              7,230,000                7,299,336
Ohio State Building Authority
  Refunding Revenue Bonds
  Workers Compensation Facilities
  Series 2003A
   04-01-06               5.00              3,330,000                3,449,014
Ohio State Building Authority
  Revenue Bonds
  Adult Correctional Building Fund
  Series 2002B
   04-01-14               5.25             12,000,000               13,365,120
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-12               5.25                750,000                  838,065

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Ohio (cont.)
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-11               5.25%            $6,545,000               $7,306,249
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvements
  Series 2002G
   05-01-07               5.00              6,640,000                7,046,766
Total                                                              119,603,987

Oklahoma (0.3%)
Jackson County Hospital Memorial Authority
  Refunding Revenue Bonds
  Jackson County Memorial Hospital Project
  Series 1994
   08-01-15               7.30              4,080,000                4,135,855
Oklahoma Municipal Power Authority
  Revenue Bonds
  Series 2001A (FSA)
   01-01-12               5.00              1,185,000                1,290,998
   01-01-13               5.00              1,020,000                1,099,611
Oklahoma Transportation Authority
  Refunding Revenue Bonds
  2nd Series 2002B (AMBAC)
   01-01-16               5.25              5,000,000                5,478,550
Total                                                               12,005,014

Oregon (0.3%)
Clackamus Community College District
  Unlimited General Obligation Bonds
  Series 2001 (FGIC)
   06-15-11               5.00              2,250,000                2,478,690
   06-15-12               5.25              1,000,000                1,110,030
Port of Portland
  Refunding Revenue Bonds
  Portland International Airport
  Series 2001D (FGIC) A.M.T.
   07-01-11               5.25              3,335,000                3,626,045
Salem-Keizer School District #24J
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1999
   06-01-19               5.00              3,500,000                3,824,590
Total                                                               11,039,355

Pennsylvania (2.0%)
Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995A
   07-15-25               7.75             11,150,000               11,741,508
Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Toledo Edison
  Series 1995A
   05-01-20               7.75             14,000,000               14,965,859
City of Philadelphia
  Revenue Bonds
  1975 General Ordinance
  17th Series 2003 (FSA)
   07-01-06               4.00             11,695,000               11,988,310
   07-01-09               5.00              7,650,000                8,309,966
Commonwealth of Pennsylvania
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-12               5.50              5,970,000                6,732,309
County of Allegheny
  Unlimited General Obligation
  Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00              3,990,000                4,351,654
Delaware River Port Authority
  Refunding Revenue Bonds
  Port District Project
  Series 2001A (FSA)
   01-01-12               5.25              3,130,000                3,495,615
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2003 (AMBAC)
   11-01-08               3.13              7,000,000                7,117,460
Montgomery County Industrial Development Authority
  Revenue Bonds
  Acts Retirement - Life Communities
  Series 1998
   11-15-28               5.25              7,500,000                7,232,475
Pennsylvania State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16               5.25              1,000,000                1,123,790

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Pennsylvania (cont.)
Philadelphia Authority for Industrial Development
  Revenue Bonds
  Series 2001B (FSA)
   10-01-13               5.50%            $7,925,000               $8,855,554
Total                                                               85,914,500

Puerto Rico (1.5%)(f)
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00              8,000,000                8,201,680
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Series 1998 (MBIA)
   07-01-23               4.88             20,880,000               21,586,371
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Public Improvement
  Series 2001A (XLCA)
   07-01-17               5.50              1,500,000                1,720,635
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Series 2004A
   07-01-30               5.00              6,000,000                6,392,760
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              5,000,000                5,439,450
Puerto Rico Housing Finance Corporation
  Revenue Bonds
  Series 2001 Inverse Floater A.M.T.
   12-01-28              12.30              3,330,000(g)             3,422,807
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   07-01-21              12.18              3,120,000(g)             3,938,594
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25             12,000,000(h)            13,255,440
Total                                                               63,957,737

South Carolina (1.2%)
Cherokee County
  Revenue Bonds
  Spring City Knitting Company Project
  Series 1979
   09-01-09               7.40              5,200,000                5,774,340
Lexington County
  Revenue Bonds
  Series 2004
   05-01-32               5.50              4,685,000                4,770,876
Richland County School District #2
  Unlimited General Obligation Bonds
  Series 2002B (FGIC)
   02-01-08               5.00              3,000,000                3,229,350
   02-01-09               5.00              3,000,000                3,261,120
South Carolina Jobs Economic Development Authority
  Revenue Bonds
  1st Mortgage Westley Commons Project
  Series 2000
   10-01-31               8.00              5,000,000                5,364,250
South Carolina Transportation Infrastructure Bank
  Pre-refunded Revenue Bonds
  Series 1999A (AMBAC)
   10-01-14               5.50              6,135,000                6,916,722
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25             10,000,000               10,352,800
State of South Carolina
  Unlimited General Obligation Bonds
  State Highway
  Series 2001B
   04-01-12               4.50              6,000,000                6,399,960
State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-10               5.00              2,000,000                2,191,000
Total                                                               48,260,418

South Dakota (0.6%)
Heartland Consumers Power District
  Refunding Revenue Bonds
  Series 1986 Escrowed to Maturity
   01-01-10               6.00             10,205,000               11,239,890

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

South Dakota (cont.)
Sioux Falls
  Housing Revenue Bonds
  Inn on Westport Project
  Series 1996A
   12-01-34               7.50%            $5,860,000               $5,866,973
South Dakota Lease Revenue
  Trust Certificates
  Series 1993A (FSA)
   09-01-17               6.70              7,260,000                9,044,653
Total                                                               26,151,516

Tennessee (0.4%)
City of Memphis
  Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-16               5.25              5,000,000                5,352,750
   04-01-18               5.25              4,675,000                4,988,038
Shelby County Health Educational
  & Housing Facilities Board
  Revenue Bonds
  St Judes Childrens Research
  Series 1999
   07-01-29               5.38              5,000,000                5,137,600
Total                                                               15,478,388

Texas (5.4%)
Aldine Independent School District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-11               5.00              2,000,000                2,186,640
Castlewood Municipal Utility District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1997
   04-01-14               6.75              2,210,000                2,275,195
City of Austin
  Refunding Revenue Bonds
  Series 2002 (FSA)
   11-15-14               5.50              3,485,000                3,975,096
City of Corpus Christi
  Limited General Obligation
  Refunding & Improvement Bonds
  Series 2001 (FSA)
   03-01-11               5.00              3,690,000                4,036,602
   03-01-12               5.00              3,400,000                3,683,390
City of Houston
  Pre-refunded Revenue Bonds
  Junior Lien
  Series 2002B (AMBAC)
   12-01-15               5.75              5,000,000                5,759,800
City of Houston
  Refunding Revenue Bonds
  Junior Lien
  Series 2002B Escrowed to Maturity
  (AMBAC)
   12-01-10               5.50              4,000,000                4,519,160
City of Houston
  Revenue Bonds
  Series 2000 II Inverse Floater (FSA) A.M.T.
   07-01-18              12.81              4,350,000(g)             5,122,430
   07-01-19              12.84              2,660,000(g)             3,113,264
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09               5.25             10,000,000               10,926,800
   02-01-10               5.25             10,000,000               10,992,700
City of The Colony
  Unlimited General Obligation Bonds
  Series 1980 Escrowed to Maturity
   08-01-07               9.25              1,000,000                1,175,510
Corpus Christi Business & Job Development Corporation
  Refunding & Improvement Revenue Bonds
  Arena Project
  Series 2002 (AMBAC)
   09-01-25               5.00              3,550,000                3,640,738
County of Harris
  Refunding Revenue Bonds
  Senior Lien
  Toll Road
  Series 2004 (FGIC)
   08-15-28               5.00              4,000,000                4,048,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Texas (cont.)
County of Harris
  Unlimited General Obligation
  Refunding Bonds
  Sub Lien
  Toll Road
  Series 2003
   08-01-33               5.00%           $12,065,000              $12,084,182
Cypress-Fairbanks Independent School District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Schoolhouse
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-10               5.00              5,000,000                5,446,550
Dallas Area Rapid Transit
  Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   12-01-09               5.50              2,000,000                2,228,340
Duncanville Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32               5.25              5,000,000                5,156,650
Fate Higher Education Facilities Corporation
  Revenue Bonds
  North Hills School Project
  Series 2000
   12-01-25               7.75              5,815,000                6,103,657
Fort Bend Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 1999
  (Permanent School Fund Guarantee)
   02-15-18               5.25              4,000,000                4,283,760
Frisco Independent School District
  Unlimited General Obligation Bonds
  Series 2000
  (Permanent School Fund Guarantee)
   08-15-30               5.00              2,045,000                2,063,507
Karnes County Public Facility Corporation
  Pre-refunded Revenue Bonds
  Series 1995
   03-01-15               9.20             12,820,000               13,293,954
Lake Dallas Independent School District
  Unlimited General Obligation
  Refunding Bonds
  School Building
  Series 2004
  (Permanent School Fund Guarantee)
   08-15-37               5.00              4,825,000                4,862,925
Little Elm Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-15-37               5.00              4,120,000                4,152,383
Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA)
   05-15-18               5.00              4,990,000                5,275,029
Montgomery County Municipal Utility District #42
  Unlimited General Obligation
  Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1999
   09-01-23               6.88              1,910,000                1,948,926
North Texas Tollway Authority
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   01-01-20               5.00             10,000,000               10,274,900
Northside Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-12               5.50              3,720,000                4,152,934
Round Rock Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (MBIA)
   08-15-10               3.27              8,300,000(d)             6,810,565
Southwest Higher Education Authority
  Revenue Bonds
  Southern Methodist University Project
  Series 2002 (AMBAC)
   10-01-15               5.50              3,420,000                3,834,880

See accompanying notes to investments in securities.

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

Municipal bonds (continued)
Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Texas (cont.)
Tarrant Regional Water District
  Refunding & Improvement Revenue Bonds
  Series 2002 (FSA)
   03-01-07               4.00%            $1,500,000               $1,553,100
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002A II Inverse Floater
  (MBIA) A.M.T.
   03-01-34              13.01              2,200,000(g)             2,341,570
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002B II Inverse Floater
  (MBIA) A.M.T.
   09-01-33              13.00              1,950,000(g)             2,075,307
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA)
   09-01-09               5.25              8,000,000                8,801,280
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Sub Lien
  Series 2004 (FGIC)
   09-01-10               4.25              3,500,000                3,590,125
Texas Public Finance Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   02-01-10               5.00             10,650,000               11,581,342
Texas State Turnpike Authority
  Revenue Bonds
  First Tier
  Series 2002A (AMBAC)
   08-15-39               5.50             10,000,000               10,584,700
Texas State University Systems
  Refunding Revenue Bonds
  Series 2002 (FSA)
   03-15-17               5.00              4,260,000                4,507,293
Texas Technical University
  Revenue Bonds
  Financing System
  7th Series 2002 (MBIA)
   08-15-09               5.25              1,605,000                1,764,344
Texas Water Development Board
  Revenue Bonds
  Senior Lien
  State Revolving Fund
  Series 1998A
   07-15-10               5.25              3,000,000                3,245,670
University of Texas
  Pre-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-14               5.13              2,495,000                2,666,282
University of Texas
  Refunding Revenue Bonds
  Series 1986 Escrowed to Maturity
   08-15-07               6.50              2,565,000                2,689,710
University of Texas
  Un-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-13               5.10              1,305,000                1,386,328
   08-15-14               5.13              2,525,000                2,681,222
University of Texas Permanent University Fund
  Refunding Revenue Bonds
  Series 2002A
   07-01-09               5.00              7,110,000                7,729,708
Wylie Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Zero Coupon
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-12               4.80              3,385,000(d)             2,452,331
Total                                                              227,079,579

Utah (1.6%)
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999A A.M.T.
   08-15-23               7.10             10,248,000(l)             9,564,561
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999B A.M.T.
   08-15-24               0.50              3,920,000(l)               804,384
Davis County School District
  Unlimited General Obligation Bonds
  Utah School Bond Guaranty Program
  Series 2003
   06-01-10               5.00              2,265,000                2,478,476
   06-01-11               5.00              2,380,000                2,610,408

See accompanying notes to investments in securities.

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

Municipal bonds (continued)
Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Utah (cont.)
Eagle Mountain
  Special Assessment Bonds
  Special Improvement District #2000-1
  Series 2001
   02-01-21               8.25%            $6,380,000(l)            $6,530,058
Eagle Mountain
  Special Assessment Refunding Bonds
  Special Improvement District #98-1
  Series 2004A
   05-01-13               6.25              6,295,000                6,294,119
Intermountain Power Agency
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   07-01-12               5.25             16,600,000               18,208,706
Intermountain Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   07-01-17              13.52             15,330,000(g)            18,477,248
Utah Housing
  Revenue Bonds
  Series 2003A-1 A.M.T.
   07-01-24               5.13              2,415,000                2,428,234
Total                                                               67,396,194

Vermont (0.1%)
University of Vermont & State Agricultural College
  Revenue Bonds
  Series 2002 (AMBAC)
   10-01-15               5.50              2,000,000                2,252,760
   10-01-16               5.50              2,110,000                2,362,926
Total                                                                4,615,686

Virginia (2.0%)
City of Richmond
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   07-15-09               5.25              2,150,000                2,369,709
   07-15-10               5.25              2,150,000                2,380,695
City of Richmond
  Unlimited General Obligation
  Refunding Bonds
  Series 1995B (FGIC)
   01-15-15               5.20              3,735,000                3,926,045
Commonwealth of Virginia
  Unlimited General Obligation Bonds
  Series 2003A
   06-01-09               5.00              5,400,000                5,910,354
County of Arlington
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001
   02-01-07               4.50              3,295,000                3,454,709
County of Fairfax
  Unlimited General Obligation
  Refunding Bonds
  Public Improvement
  Series 2001A
   06-01-07               5.00             10,000,000               10,665,999
County of Loudoun
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001C
   11-01-12               5.00              3,010,000                3,322,288
Fairfax County Economic Development Authority
  Unlimited General Obligation Bonds
  Browne Academy
  Series 1998
   10-01-08               6.00                705,000                  747,885
   10-01-23               6.45              5,200,000                5,356,780
Fairfax County Redevelopment & Housing Authority
  Refunding Revenue Bonds
  Burkeshire Commons
  Series 1996
   10-01-36               7.60              4,980,000                5,555,041
Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13             10,750,000               11,120,767
Hampton
  Unlimited General Obligation
  Refunding & Public Improvement Bonds
  Series 2003
   08-01-06               4.00              2,000,000                2,059,680
Henrico County
  Unlimited General Obligation
  Refunding & Public Improvement Bonds
  Series 2003
   01-15-10               5.00              5,790,000                6,341,033
Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18               5.00              4,320,000                4,596,394

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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

Municipal bonds (continued)
Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Virginia (cont.)
Virginia Commonwealth Transportation Board
  Refunding Revenue Bonds
  Contract Route 28 Project
  Series 2002
   04-01-17               5.00%            $4,860,000               $5,181,683
Virginia Housing Development Authority
  Revenue Bonds
  Series 2003A-1 A.M.T.
   01-01-24               4.85              1,700,000                1,700,952
   01-01-27               4.90              2,850,000                2,851,739
Virginia Public School Authority
  Revenue Bonds
  Series 2000A
   08-01-18               5.50              5,210,000                5,731,782
Total                                                               83,273,535

Washington (4.2%)
City of Seattle
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-08               4.00                900,000                  942,138
   07-01-10               4.50              2,050,000                2,185,095
City of Tacoma
  Refunding Revenue Bonds
  Series 2001A (FSA)
   01-01-20               5.75              5,000,000                5,586,950
City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-07               5.50              5,780,000                6,144,545
   01-01-12               5.50              5,000,000                5,595,400
Clark County
  Refunding Revenue Bonds
  Series 2001B (AMBAC)
   12-01-12               5.25              2,565,000                2,860,514
Energy Northwest
  Refunding Revenue Bonds
  Columbia Generating
  Series 2001A (FSA)
   07-01-17               5.50             10,000,000               10,985,200
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2001A (FSA)
   07-01-18               5.50             21,500,000               23,513,259
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (FSA)
   07-01-16               6.00             10,000,000               11,452,300
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (AMBAC)
   07-01-16               6.00              7,000,000                8,016,610
Everett
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   07-01-15               5.00              1,800,000                1,943,118
   07-01-16               5.00              1,890,000                2,027,460
King County
  Pre-refunded Limited General
  Obligation Bonds
  Series 2002 Escrowed to Maturity
   12-01-13               5.50              1,385,000                1,587,958
King County
  Un-refunded Limited General
  Obligation Bonds
  Series 2002
   12-01-13               5.50             12,925,000               14,638,338
King County School District #414
  Lake Washington
  Unlimited General Obligation
  Refunding Bonds
  Series 1998
   12-01-07               5.00              6,835,000                7,308,734
Lewis County Public Utility District #1
  Refunding Revenue Bonds
  Series 2003 (XLCA)
   10-01-10               5.00              3,620,000                3,933,673
Snohomish County Public Utility District #1
  Refunding Revenue Bonds
  Generation System
  Series 1986A Escrowed to Maturity
   01-01-20               5.00             17,750,000               19,469,797
Spokane Public Facilities District
  Revenue Bonds
  Series 2003 (MBIA)
   12-01-28               5.75              3,195,000                3,520,027

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Issuer(i,j)             Coupon               Principal                Value(a)
                         rate                 amount

Washington (cont.)
State of Washington
  Limited General Obligation
  Refunding Revenue Bonds
  Various Purpose
  Series 2002R (MBIA)
   01-01-16               5.00%           $15,000,000              $15,925,650
State of Washington
  Unlimited General Obligation Bonds
  1st Series 2000 Inverse Floater
   07-01-18              13.31              4,010,000(g)             5,254,143
State of Washington
  Unlimited General Obligation Bonds
  2nd Series 2000 Inverse Floater
   07-01-19              13.29              3,975,000(g)             5,182,883
State of Washington
  Unlimited General Obligation Bonds
  Series 2000B
   01-01-25               6.00              5,000,000                5,548,400
Washington Multnomah & Yamhill Counties
  Unlimited General Obligation Revenue Bonds
  Hillsboro District
  Series 2001 (MBIA)
   06-01-11               5.00              2,995,000                3,297,795
Washington Public Power Supply System
  Revenue Bonds
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (FSA)
   07-01-11               5.75             10,000,000               11,281,600
Total                                                              178,201,587

West Virginia (0.2%)
West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29               5.00              7,500,000                7,605,600

Wisconsin (0.3%)
Dane County
  Unlimited General Obligation Bonds
  Series 2002B
   06-01-09               5.00              2,860,000                3,103,844
   06-01-10               5.00              2,955,000                3,217,936
State of Wisconsin
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2000C
   05-01-15               5.30              2,000,000                2,221,800
State of Wisconsin
  Unlimited General Obligation Bonds
  Series 2000A
   05-01-07               5.50              4,285,000                4,590,134
Total                                                               13,133,714

Wyoming (0.1%)
Wyoming Community Development Authority
  Revenue Bonds
  Series 2001 Inverse Floater (FSA) A.M.T.
   12-01-21              12.43              3,730,000(g)             4,104,156
Wyoming Community Development Authority
  Revenue Bonds
  Series 2002 Inverse Floater A.M.T.
   06-01-33              13.09              1,545,000(g)             1,635,800
Total                                                                5,739,956

Total municipal bonds
(Cost: $3,846,512,515)                                          $4,009,096,113

Municipal notes (2.7%)
Issuer (e,i,j)         Effective             Principal                Value(a)
                         Yield                amount

Alabama (--%)
Phenix City Industrial Development Board
  Revenue Bonds
  Mead Coated Board Project
  Series 1993A
  (Bank of Nova Scotia) A.M.T.
   06-01-28               1.66%            $1,300,000               $1,300,000

Alaska (--%)
North Slope Boro
  Revenue Bonds
  BP Exploration Alaska Project
  V.R.D.B. Series 2001 A.M.T.
   07-01-25               1.75                900,000                  900,000

California (0.6%)
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2002B (Lloyds TSB Bank)
  FSA A.M.T.
   08-01-33               1.79              8,970,000                8,970,000

See accompanying notes to investments in securities.

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

Municipal notes (continued)
Issuer (e,i,j)         Effective             Principal                Value(a)
                         Yield                amount

California (cont.)
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2002R MBIA A.M.T.
   08-01-32               1.66%              $300,000                 $300,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2003U
  FSA A.M.T.
   02-01-32               1.70             10,600,000               10,600,000
California Pollution Control Financing Authority
  Refunding Revenue Bonds
  Pacific Gas & Electric
  V.R.D.B. Series 1997B (Bank One) A.M.T.
   11-01-26               1.73              4,400,000                4,400,000
Total                                                               24,270,000

Georgia (0.1%)
Athens-Clarke County Unified Government
  Development Authority
  Revenue Bonds
  University of Georgia Athletic
  Association Project
  V.R.D.B. Series 2003 (Bank of America)
   08-01-33               1.68              3,400,000                3,400,000

Illinois (--%)
Illinois Finance Authority
  Revenue Bonds
  Jewish Federation of Metropolitan
  Chicago Projects
  V.R.D.B. Series 2002
  (JPMorgan Chase Bank) AMBAC
   09-01-32               1.68              2,000,000                2,000,000

Massachusetts (--%)
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Asset Program
  V.R.D.B. Series 1985E (Fleet National Bank)
   01-01-35               1.68              1,100,000                1,100,000

Minnesota (--%)
Minnesota School District Capital Equipment
  Borrowing Program
  Unlimited Government Obligation Notes
  Anticipation Certificates
  Series 2004A
   09-02-05               2.07              2,000,000                2,013,680

Nevada (0.1%)
County of Clark
  Revenue Bonds
  Sub Lien
  Series 2001A (Landesbank Baden-Wuerttemberg)
  FGIC A.M.T.
   07-01-36               1.70              2,400,000                2,400,000

New Mexico (--%)
Farmington
  Refunding Revenue Bonds
  Arizona Public Service Company
  Series 1994A (Barclays Bank)
   05-01-24               1.69                300,000                  300,000

New York (0.4%)
New York City Industrial Development Agency
  Revenue Bonds
  Liberty-1 Bryant Park LLC
  V.R.D.B. Series 2004B (Bank of America)
   11-01-39               1.70             16,100,000               16,100,000

North Carolina (0.2%)
Halifax County Industrial Facilities &
  Pollution Control Financing Authority
  Revenue Bonds
  Westmoreland-Hadson Partners
  Series 1991 (Dexia Capital Local) A.M.T.
   12-01-19               1.71              7,000,000                7,000,000


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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

Municipal notes (continued)
Issuer (e,i,j)         Effective             Principal                Value(a)
                         Yield                amount

Ohio (0.3%)
Ohio State Water Development Authority
  Revenue Bonds
  Ohio Edison Company Project
  V.R.D.B. Series 1988B
  (Wachovia Bank) A.M.T.
   09-01-18               1.76%           $10,000,000              $10,000,000
State of Ohio
  Revenue Bonds
  BP Exploration & Oil Project
  V.R.D.B. Series 1999
   08-01-34               1.76              1,900,000                1,900,000
Total                                                               11,900,000

Tennessee (0.2%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing Tennessee Municipal Bond Fund
  V.R.D.B. Series 2001 (Bank of America)
   07-01-31               1.68              2,620,000                2,620,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing Tennessee Municipal Bond Fund
  V.R.D.B. Series 2003 (Bank of America)
   01-01-33               1.68              1,100,000                1,100,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Lien Pool
  V.R.D.B. Series 2002 (Bank of America)
   04-01-32               1.68              4,075,000                4,075,000
Total                                                                7,795,000

Texas (0.8%)
Bell County Health Facility Development Corporation
  Revenue Bonds
  Hospital Scott & White
  V.R.D.B. Series 2001 MBIA
  (Westdeutsche Landesbank)
   08-15-31               1.68              5,300,000                5,300,000
Guadalupe-Blanco River Authority
  Refunding Revenue Bonds
  Central Power & Light Company Project
  Series 1995 (Barclays Bank)
   11-01-15               1.68              1,500,000                1,500,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  Methodist Hospital
  V.R.D.B. Series 2002
   12-01-32               1.68             12,300,000               12,300,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  Texas Medical Center Project
  V.R.D.B. Series 1999B
  (JPMorgan Chase Bank) FSA
   05-15-29               1.68              1,500,000                1,500,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.B. Series 1999 (Bank One Texas)
   07-01-34               1.68              6,200,000                6,200,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.B. Series 2002 (JPMorgan Chase Bank)
   07-01-37               1.68              6,700,000                6,700,000
Total                                                               33,500,000

Total municipal notes
(Cost: $113,986,753)                                              $113,978,680

Total investments in securities
(Cost: $3,960,499,268)(n)                                       $4,123,074,793

See accompanying notes to investments in securities.

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43   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,500,000.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The Portfolio is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.5% of net assets at Nov. 30, 2004.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2004. At Nov. 30, 2004, the value of inverse floaters represented 4.5% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(i) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --  ACA Financial Guaranty Corporation
      AMBAC       --  American Municipal Bond Association Corporation
      BIG         --  Bond Investors Guarantee
      CGIC        --  Capital Guaranty Insurance Company
      FGIC        --  Financial Guaranty Insurance Company
      FHA         --  Federal Housing Authority
      FNMA        --  Federal National Mortgage Association
      FHLMC       --  Federal Home Loan Mortgage Corporation
      FSA         --  Financial Security Assurance
      GNMA        --  Government National Mortgage Association
      MBIA        --  MBIA Insurance Corporation
      XLCA        --  XL Capital Assurance

(j)  The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --  Alternative Minimum Tax -- At of Nov. 30, 2004, the
                      value of securities subject to alternative minimum tax represented 6.9% of net assets.

      B.A.N.      --  Bond Anticipation Note

      C.P.        --  Commercial Paper

      R.A.N.      --  Revenue Anticipation Note

      T.A.N.      --  Tax Anticipation Note

      T.R.A.N.    --  Tax & Revenue Anticipation Note

      V.R.        --  Variable Rate

      V.R.D.B.    --  Variable Rate Demand Bond

      V.R.D.N.    --  Variable Rate Demand Note

(k) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

--------------------------------------------------------------------------------
44   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

(l)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 2004, is as follows:

      Security                                       Acquisition          Cost
                                                        dates
      Anoka County Housing & Redevelopment Authority
           Revenue Bonds
           Epiphany Assisted Living LLC Project
           Series 1999
              7.40% 2029                              11-22-99      $3,952,520
      Contra Costa County
           Revenue Bonds
           Cypress Meadows Project
           Series 1998E A.M.T.
              7.00% 2028                              09-21-98       5,000,000
      County of Carbon
           Refunding Revenue Bonds
           Sunnyside Cogeneration
           Series 1999A A.M.T.
              7.10% 2023                              08-31-99      12,840,000
      County of Carbon
           Refunding Revenue Bonds
           Sunnyside Cogeneration
           Series 1999B A.M.T.
              0.50% 2024                              08-31-99       3,920,000
      Eagle Mountain
           Special Assessment Bonds
           Special Improvement District #2000-1
           Series 2001
              8.25% 2021                              04-26-01       6,225,795
      Hastings Housing & Redevelopment Authority
           Revenue Bonds
           Arbor Oaks Assisted Living Project
           Series 2000A
              8.25% 2032                              09-11-00       5,685,000
      Maplewood
           Revenue Bonds
           Care Institute
           Series 1994
              7.75% 2024                              03-02-94       7,772,640
      Michigan Strategic Fund
           Refunding Revenue Bonds
           Environmental Improvement
           Crown Paper Company
           Series 1997B
              6.25% 2012                              08-26-97       1,100,000
      Minnesota Business Academy
           Taxable Capital Appreciation Notes
           Zero Coupon Series 2002
              6.00% 2007                              09-30-02         262,670

--------------------------------------------------------------------------------
45   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

      Security                                       Acquisition          Cost
                                                        dates
      New Hampshire Business Finance Authority
           Refunding Revenue Bonds
           Crown Paper Company Project
           Series 1996
              7.75% 2022                              07-15-96      $4,255,000
      Oxford Municipal Improvement District #1
           Special Assessment Bonds
           Cidar Ridge Project
           Series 2001
              8.50% 2016                              08-23-01      11,870,000
      St. Paul Housing & Redevelopment Authority
           Revenue Bonds
           Minnesota Business Academy Project
           Series 2000
              8.00% 2030                              03-09-00       4,375,485
      Tri-Pointe Commercial Metropolitan District
           Limited General Obligation Bonds
           Series 2000
              7.75% 2019                              11-22-00       8,996,692

(m) Until December 2006, interest income is accrued on the original principal at an annual rate of 28.95%. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(n) At Nov. 30, 2004, the cost of securities for federal income tax purposes was $3,957,743,911 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $199,328,093
      Unrealized depreciation                                      (33,997,211)
                                                                   -----------
      Net unrealized appreciation                                 $165,330,882
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
46   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

Nov. 30, 2004
Assets
Investments in securities, at value (Note 1)
     (identified cost $3,960,499,268)                                                     $4,123,074,793
Accrued interest receivable                                                                   68,839,099
Receivable for investment securities sold                                                      9,463,164
                                                                                               ---------
Total assets                                                                               4,201,377,056
                                                                                           -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                191,807
Payable for securities purchased on a forward-commitment basis (Note 1)                        6,500,000
Accrued investment management services fee                                                        51,775
Other accrued expenses                                                                            93,952
                                                                                                  ------
Total liabilities                                                                              6,837,534
                                                                                               ---------
Net assets                                                                                $4,194,539,522
                                                                                          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
47   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Statement of operations
Tax-Free High Yield Portfolio

Year ended Nov. 30, 2004
Investment income
Income:
Interest                                                                                    $213,979,508
                                                                                            ------------
Expenses (Note 2):
Investment management services fee                                                            20,079,644
Compensation of board members                                                                     22,648
Custodian fees                                                                                   231,682
Audit fees                                                                                        37,500
Other                                                                                             94,717
                                                                                                  ------
Total expenses                                                                                20,466,191
                                                                                              ----------
Investment income (loss) -- net                                                              193,513,317
                                                                                             -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                    14,330,896
Net change in unrealized appreciation (depreciation) on investments                          (57,299,320)
                                                                                             -----------
Net gain (loss) on investments                                                               (42,968,424)
                                                                                             -----------
Net increase (decrease) in net assets resulting from operations                             $150,544,893
                                                                                            ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
Tax-Free High Yield Portfolio

Year ended Nov. 30,                                                                        2004                     2003
Operations
Investment income (loss) -- net                                                      $  193,513,317          $  232,479,657
Net realized gain (loss) on investments                                                  14,330,896              35,100,073
Net change in unrealized appreciation (depreciation) on investments                     (57,299,320)             46,777,876
                                                                                        -----------              ----------
Net increase (decrease) in net assets resulting from operations                         150,544,893             314,357,606
                                                                                        -----------             -----------
Proceeds from contributions                                                              54,654,729              76,569,328
Fair value of withdrawals                                                              (686,842,098)           (601,947,716)
                                                                                       ------------            ------------
Net contributions (withdrawals) from partners                                          (632,187,369)           (525,378,388)
                                                                                       ------------            ------------
Total increase (decrease) in net assets                                                (481,642,476)           (211,020,782)
Net assets at beginning of year                                                       4,676,181,998           4,887,202,780
                                                                                      -------------           -------------
Net assets at end of year                                                            $4,194,539,522          $4,676,181,998
                                                                                     ==============          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
49   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

Tax-Free High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium and higher quality municipal bonds and other debt obligations whose interest may be exempt from federal income tax. The Portfolio may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower-quality bonds, often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable-quality. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

--------------------------------------------------------------------------------
50   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Portfolio may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Portfolio may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Portfolio will realize a gain or loss when the swap is terminated. The Portfolio did not enter into any swap agreements for the year ended Nov. 30, 2004.

Illiquid securities

At Nov. 30, 2004, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 2004 was $50,856,119 representing 1.21% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------
51   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2004, the Portfolio has entered into outstanding when-issued securities of $6,500,000.

Guarantees and indemnifications

Under the Portfolio's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, certain of the Portfolio's contracts with its service providers contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets that declines from 0.49% to 0.36% annually as the Portfolio's assets increase.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

--------------------------------------------------------------------------------
52   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $946,905,887 and $1,320,388,902, respectively, for the year ended Nov. 30, 2004. Realized gains and losses are determined on an identified cost basis.

4. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended Nov. 30,                                                2004      2003     2002    2001        2000
Ratio of expenses to average daily net assets(a)                            .46%      .45%     .45%    .45%        .45%
Ratio of net investment income (loss) to average daily net assets          4.31%     4.79%    5.58%   5.99%       6.25%
Portfolio turnover rate (excluding short-term securities)                    22%       44%      37%     37%         15%
Total return(b)                                                            3.46%     6.61%    5.17%   7.28%       7.05%

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
53   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD OF TRUSTEES AND UNITHOLDERS

TAX-FREE INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2004, and the financial highlights for each of the years in the five-year period ended November 30, 2004. These financial statements and the financial highlights are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio as of November 30, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 20, 2005

--------------------------------------------------------------------------------
54   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund

Nov. 30, 2004
Assets
Investment in Portfolio (Note 1)                                                                             $4,194,411,181
Capital shares receivable                                                                                           155,217
                                                                                                                    -------
Total assets                                                                                                  4,194,566,398
                                                                                                              -------------
Liabilities
Dividends payable to shareholders                                                                                 2,506,602
Capital shares payable                                                                                              243,281
Accrued distribution fee                                                                                             34,399
Accrued transfer agency fee                                                                                           2,502
Accrued administrative services fee                                                                                   3,689
Other accrued expenses                                                                                              201,100
                                                                                                                    -------
Total liabilities                                                                                                 2,991,573
                                                                                                                  ---------
Net assets applicable to outstanding capital stock                                                           $4,191,574,825
                                                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $    9,491,627
Additional paid-in capital                                                                                    4,025,453,879
Undistributed net investment income                                                                               2,578,596
Accumulated net realized gain (loss) (Note 4)                                                                    (8,521,248)
Unrealized appreciation (depreciation) on investments                                                           162,571,971
                                                                                                                -----------
Total -- representing net assets applicable to outstanding capital stock                                     $4,191,574,825
                                                                                                             ==============
Net assets applicable to outstanding shares:                  Class A                                        $3,913,819,641
                                                              Class B                                        $  249,987,882
                                                              Class C                                        $   27,765,310
                                                              Class Y                                        $        1,992
Net asset value per share of outstanding capital stock:       Class A shares          886,250,598            $         4.42
                                                              Class B shares           56,626,191            $         4.41
                                                              Class C shares            6,285,479            $         4.42
                                                              Class Y shares                  451            $         4.42
                                                                                              ---            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
55   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Statement of operations
AXP High Yield Tax-Exempt Fund

Year ended Nov. 30, 2004
Investment income
Income:
Interest                                                                                                       $213,974,736
                                                                                                               ------------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                                20,465,609
Distribution fee
     Class A                                                                                                     10,363,982
     Class B                                                                                                      2,912,090
     Class C                                                                                                        293,295
Transfer agency fee                                                                                               1,868,360
Incremental transfer agency fee
     Class A                                                                                                        180,398
     Class B                                                                                                         28,150
     Class C                                                                                                          3,378
Service fee -- Class Y                                                                                                    3
Administrative services fees and expenses                                                                         1,447,459
Compensation of board members                                                                                        15,065
Printing and postage                                                                                                495,530
Registration fees                                                                                                    78,900
Audit fees                                                                                                           12,500
Other                                                                                                                55,513
                                                                                                                     ------
Total expenses                                                                                                   38,220,232
     Earnings credits on cash balances (Note 2)                                                                     (67,408)
                                                                                                                    -------
Total net expenses                                                                                               38,152,824
                                                                                                                 ----------
Investment income (loss) -- net                                                                                 175,821,912
                                                                                                                -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                       14,331,856
Net change in unrealized appreciation (depreciation) on investments                                             (57,299,091)
                                                                                                                -----------
Net gain (loss) on investments                                                                                  (42,967,235)
                                                                                                                -----------
Net increase (decrease) in net assets resulting from operations                                                $132,854,677
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
56   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
AXP High Yield Tax-Exempt Fund

Year ended Nov. 30,                                                                        2004                     2003
Operations and distributions
Investment income (loss) -- net                                                      $  175,821,912          $  213,223,431
Net realized gain (loss) on investments                                                  14,331,856              35,100,026
Net change in unrealized appreciation (depreciation) on investments                     (57,299,091)             46,775,916
                                                                                        -----------              ----------
Net increase (decrease) in net assets resulting from operations                         132,854,677             295,099,373
                                                                                        -----------             -----------
Distributions to shareholders from:
     Net investment income
        Class A                                                                        (165,461,555)           (196,732,371)
        Class B                                                                          (9,421,820)            (12,617,982)
        Class C                                                                            (948,181)             (1,095,403)
        Class Y                                                                                 (83)               (143,971)
                                                                                       ------------            ------------
Total distributions                                                                    (175,831,639)           (210,589,727)
                                                                                       ------------            ------------
Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Note 2)                                                            240,452,201             304,504,767
     Class B shares                                                                      18,806,007              45,786,374
     Class C shares                                                                       5,510,255              11,190,030
     Class Y shares                                                                              --              24,598,876
Reinvestment of distributions at net asset value
     Class A shares                                                                     117,789,399             137,086,554
     Class B shares                                                                       7,257,009               9,548,181
     Class C shares                                                                         816,084                 915,465
Payments for redemptions
     Class A shares                                                                    (725,538,235)           (701,141,472)
     Class B shares (Note 2)                                                            (91,973,240)            (96,949,243)
     Class C shares (Note 2)                                                             (8,643,882)             (9,718,637)
     Class Y shares                                                                              --             (24,669,536)
                                                                                       ------------            ------------
Increase (decrease) in net assets from capital share transactions                      (435,524,402)           (298,848,641)
                                                                                       ------------            ------------
Total increase (decrease) in net assets                                                (478,501,364)           (214,338,995)
Net assets at beginning of year                                                       4,670,076,189           4,884,415,184
                                                                                      -------------           -------------
Net assets at end of year                                                            $4,191,574,825          $4,670,076,189
                                                                                     ==============          ==============
Undistributed net investment income                                                  $    2,578,596          $    2,590,195
                                                                                     --------------          --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
57   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

AXP High Yield Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio

The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium and higher quality municipal bonds and other debt obligations whose interest may be exempt from federal income tax. The Portfolio may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower-quality bonds, often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable-quality.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 2004 was 99.99%.

--------------------------------------------------------------------------------
58   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

All securities held by the Portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $1,872 and accumulated net realized loss has been decreased by $1,872.

--------------------------------------------------------------------------------
59   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended Nov. 30,                                    2004           2003
Class A
Distributions paid from:
   Ordinary income -- tax-exempt distributions*    $165,461,555   $196,732,371
   Long-term capital gain                                    --             --
Class B
Distributions paid from:
   Ordinary income -- tax-exempt distributions*       9,421,820     12,617,982
   Long-term capital gain                                    --             --
Class C
Distributions paid from:
   Ordinary income -- tax-exempt distributions*         948,181      1,095,403
   Long-term capital gain                                    --             --
Class Y
Distributions paid from:
   Ordinary income -- tax-exempt distributions*              83        143,971
   Long-term capital gain                                    --             --

* Tax-exempt distributions were 99.90% and 99.51% for the years ended 2004 and 2003, respectively.

At Nov. 30, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                   $  2,492,465
Accumulated long-term gain (loss)                                 $ (3,778,031)
Unrealized appreciation (depreciation)                            $160,421,487

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.04% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------
60   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,777,408 for Class A, $343,195 for Class B and $10,631 for Class C for the year ended Nov. 30, 2004.

During the year ended Nov. 30, 2004, the Fund's transfer agency fees were reduced by $67,408 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                            Year ended Nov. 30, 2004
                                              Class A         Class B        Class C     Class Y
Sold                                       53,950,693       4,227,468      1,232,024          --
Issued for reinvested distributions        26,487,370       1,632,397        183,460          --
Redeemed                                 (163,530,994)    (20,804,053)    (1,945,490)         --
                                         ------------     -----------     ----------  ----------
Net increase (decrease)                   (83,092,931)    (14,944,188)      (530,006)         --
                                         ------------     -----------     ----------  ----------

                                                            Year ended Nov. 30, 2003
                                              Class A         Class B        Class C     Class Y
Sold                                       68,279,982      10,289,290      2,514,255   5,553,083
Issued for reinvested distributions        30,828,048       2,148,009        205,798          --
Redeemed                                 (157,854,968)    (21,657,073)    (2,184,225) (5,553,083)
                                         ------------     -----------     ----------  ----------
Net increase (decrease)                   (58,746,938)     (9,219,774)       535,828          --
                                         ------------     -----------     ----------  ----------

--------------------------------------------------------------------------------
61   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $3,778,031 at Nov. 30, 2004, that if not offset by capital gains will expire as follows:

                             2007                         2008
                          $3,757,482                     $20,549

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended Nov. 30, 2004.

--------------------------------------------------------------------------------
62   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000
Net asset value, beginning of period                                       $4.46      $4.38       $4.41     $4.36    $4.34
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .18        .20         .23       .25      .25
Net gains (losses) (both realized and unrealized)                           (.04)       .07        (.03)      .06      .02
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .14        .27         .20       .31      .27
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.18)      (.19)       (.23)     (.26)    (.25)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.42      $4.46       $4.38     $4.41    $4.36
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $3,914     $4,321      $4,503    $4,645   $4,582
Ratio of expenses to average daily net assets(b)                            .80%       .79%        .79%      .80%     .79%
Ratio of net investment income (loss) to average daily net assets          3.98%      4.46%       5.26%     5.66%    5.93%
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(c)                                                            3.15%      6.39%       4.71%     7.09%    6.55%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
63   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000
Net asset value, beginning of period                                       $4.46      $4.38       $4.41     $4.36    $4.34
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .15        .17         .20       .22      .22
Net gains (losses) (both realized and unrealized)                           (.05)       .07        (.03)      .05      .02
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .10        .24         .17       .27      .24
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.15)      (.16)       (.20)     (.22)    (.22)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.41      $4.46       $4.38     $4.41    $4.36
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $250       $319        $354      $324     $281
Ratio of expenses to average daily net assets(b)                           1.55%      1.55%       1.55%     1.56%    1.55%
Ratio of net investment income (loss) to average daily net assets          3.23%      3.70%       4.49%     4.89%    5.18%
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(c)                                                            2.14%      5.60%       3.93%     6.28%    5.75%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
64   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000(b)
Net asset value, beginning of period                                       $4.46      $4.38       $4.41     $4.36    $4.29
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .15        .17         .20       .22      .09
Net gains (losses) (both realized and unrealized)                           (.04)       .07        (.03)      .05      .07
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .11        .24         .17       .27      .16
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.15)      (.16)       (.20)     (.22)    (.09)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.42      $4.46       $4.38     $4.41    $4.36
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $28        $30         $28       $14       $2
Ratio of expenses to average daily net assets(c)                           1.55%      1.56%       1.55%     1.56%    1.55%(d)
Ratio of net investment income (loss) to average daily net assets          3.23%      3.70%       4.46%     4.93%    5.28%(d)
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(e)                                                            2.37%      5.59%       3.93%     6.29%    3.90%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
65   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                                2004       2003        2002      2001     2000
Net asset value, beginning of period                                       $4.46      $4.38       $4.42     $4.38    $4.35
                                                                           -----      -----       -----     -----    -----
Income from investment operations:
Net investment income (loss)                                                 .18        .21         .24       .26      .26
Net gains (losses) (both realized and unrealized)                           (.04)       .07        (.04)      .04      .03
                                                                           -----      -----       -----     -----    -----
Total from investment operations                                             .14        .28         .20       .30      .29
                                                                           -----      -----       -----     -----    -----
Less distributions:
Dividends from net investment income                                        (.18)      (.20)       (.24)     (.26)    (.26)
                                                                           -----      -----       -----     -----    -----
Net asset value, end of period                                             $4.42      $4.46       $4.38     $4.42    $4.38
                                                                           -----      -----       -----     -----    -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $--        $--         $--       $--       $4
Ratio of expenses to average daily net assets(b)                            .66%       .64%        .63%      .64%     .64%
Ratio of net investment income (loss) to average daily net assets          4.07%      4.44%       6.29%     5.66%    6.14%
Portfolio turnover rate (excluding short-term securities)                    22%        44%         37%       37%      15%
Total return(c)                                                            3.28%      6.51%       4.62%     6.91%    6.92%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
66   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP HIGH YIELD TAX-EXEMPT SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP High Yield Tax-Exempt Fund (a series of AXP High Yield Tax-Exempt Series, Inc.) as of November 30, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2004, and the financial highlights for each of the years in the five-year period ended November 30, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP High Yield Tax-Exempt Fund as of November 30, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 20, 2005

--------------------------------------------------------------------------------
67   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2004 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 22. Exhibits

(a)(1) Articles of Incorporation, dated October 17, 1988, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-63552, are incorporated by reference.

(a)(2) Articles of Incorporation amended June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-63552, are incorporated by reference.

(a)(3) Articles of Incorporation amended November 14, 2002, filed electronically on or about Jan. 27, 2004 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-63552 is incorporated by reference.

(b)      By-laws, as amended January 11, 2001, filed electronically as Exhibit
         (b) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-63552, are incorporated by reference.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-63552, on February 9, 1979, is incorporated by reference.

(d)(1) AXP High Yield Tax-Exempt Fund, a series of the Registrant, has adopted a master/feeder operating structure. Therefore, the Investment Management Services Agreement is with the corresponding master portfolio. Investment Management Services Agreement, dated May 13, 1996, between Tax Free Income Trust, on behalf of Tax Free High Yield Portfolio, and American Express Financial Corporation, filed as
         Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 811-7397 is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Tax-Free Income Trust's Amendment to Investment Management Services Agreement differs from the one incorporated by reference only by the fact that Tax-Free Income Trust is one executing party.

(e) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated August 16, 1979, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(g)(2) Addendum to the Custodian Agreement between Registrant, First Bank National Association and American Express Financial Corporation, dated May 13, 1996 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(2) Amendment to Administrative Services Agreement between Registrant and American Express Financial Corporation, dated June 3, 2002 filed
         electronically  as  Exhibit  (h)(2)  to  Registrant's   Post-Effective
         Amendment No. 43 to Registration No. 2-63552, is incorporated by reference.

(h)(3) Agreement and Declaration of Unitholders between Registrant and Strategist Tax-Free Income Fund, Inc., dated May 13, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(4) Plan and Agreement of Merger, dated April 10, 1986, filed electronically as Exhibit No. 9 to Registrant's Post-Effective
         Amendment No. 13 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization, dated March 10, 2000, between Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax-Free High Yield Fund and Registrant, filed electronically as Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(6) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(7) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated May 1, 2003 filed electronically on or about Jan. 27, 2004 as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-63552 is incorporated by reference.

(h)(8) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(9) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999, between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference: to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution For Class C Shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration
         Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2005, filed electronically on or about January 27, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(q)(1) Directors'/Trustees' Power of Attorney to sign Amendments to this Registration Statement dated Nov. 11, 2004, is filed electronically herewith as Exhibit (q)(1).

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement dated September 17, 2002, is filed electronically as Exhibit
         (q)(2) to AXP High Yield Tax-Exempt Fund, Inc. Post-Effective Amendment No. 41 to Registration Statement No. 2-63552.

(q)(3) Trustees' Power of Attorney to sign Amendments to this Registration Statement dated Nov. 11, 2004, is filed electronically herewith as Exhibit (q)(3).

(q)(4) Officers' Power of Attorney to sign Amendments to this Registration Statement dated September 18, 2002, filed electronically as Exhibit
         (q)(4) to AXP High Yield Tax-Exempt Fund, Inc. Post-Effective Amendment No. 41 to Registration Statement No. 2-63552 is incorporated by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 24. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 25.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director and Executive
                                Insurance Company                                         Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

                                American Express Asset                                    Director
                                Management International Inc.

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Enterprise Life                                  Director, Vice President - Finance
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President
                                Financial Advisors Inc.

                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director and Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director and Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

Paul James Dolan                American Express Financial                                Vice President - CAO Product Sales
Vice President -                Advisors Inc.
CAO Product Sales

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Financial      Management Group Inc.                                     Growth Spectrum
Education & Planning
Services                        American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I


Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

                                American Express Client                                   Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting

Peter A. Gallus                 Advisory Capital Strategies                               Director and Vice President
Vice President - Investment     Group Inc.
Administration
                                Advisory Capital Partners LLC                             Vice President

                                Advisory Convertible
                                Arbitrage LLC                                             Vice President

                                Advisory Quantitative Equity
                                (General Partner) LLC                                     Vice President

                                Advisory Select LLC                                       Vice President

                                American Express Financial                                Vice President - CAO - AEFA
                                Advisors Inc.                                             Investment Management

                                American Express Asset                                    Senior Vice President, Chief Operating
                                Management Group, Inc.                                    Officer and Assistant Treasurer

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Boston Equity General                                     Vice President
                                Partner LLC

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steven Guida                    American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Client                                   Director
                                Service Corporation

                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Fixed Income
                                Advisors Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -  U.S.
Senior Vice President -         Advisors Inc.                                             Advisor Group
U.S. Advisor Group

Henry Heitman
Vice President - Brokerage
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director and President
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director and Vice President -
                                of New York                  P.O. Box 5555                Third Party Distribution
                                                             Albany, NY  12205-0555

Nancy R. Hughes                 American Centurion Life                                   Assistant Vice President
Assistant Vice President        Assurance Company

                                American Enterprise Life                                  Assistant Vice President
                                Insurance Company

                                American Enterprise REO 1 LLC                             Assistant Vice President

                                American Express Certificate                              Assistant Vice President
                                Company

                                American Express Financial                                Assistant Vice President
                                Corporation

                                American Partners Life                                    Assistant Vice President
                                Insurance Company

                                IDS Life Insurance Company                                Assistant Vice President

                                IDS Life Insurance Company                                Assistant Vice President
                                of New York

                                IDS REO 1 LLC                                             Assistant Vice President

                                IDS REO 2 LLC                                             Assistant Vice President

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Compensation
Vice President - Advice and     Advisors Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Amy K. Johnson
Vice President -
Operations and
Compliance

Paul R. Johnston                American Centurion Life                                   Secretary
                                Assurance Company

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Secretary
                                Insurance Company

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset Management                         Secretary
                                Group, Inc.

                                American Express Asset Management                         Secretary
                                International, Inc.

                                American Express Client                                   Secretary
                                Service Corporation

                                American Express Corporation                              Secretary

                                American Express Financial                                Secretary
                                Advisors Inc.

                                American Express Financial                                Secretary
                                Advisors Japan Inc.

                                American Express Financial                                Secretary
                                Corporation

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President, General Counsel
                                Casualty Insurance Agency                                 and Secretary

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Secretary

                                American Partners Life                                    Assistant General Counsel
                                Insurance Company                                         and Secretary

                                AMEX Assurance Company                                    Director, General Counsel and
                                                                                          Secretary

                                IDS Cable Corporation                                     Vice President and Secretary

                                IDS Cable II Corporation                                  Vice President and Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                                                                          and Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                of New York                                               and Secretary

                                IDS Management Corporation                                Vice President and Secretary

                                IDS Partnership Services                                  Vice President and Secretary
                                Corporation

                                IDS Property Casualty                                     Director, Vice President,
                                Insurance Company                                         General Counsel and Secretary

                                IDS Realty Corporation                                    Vice President and Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corp.

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Director
                                Asset Management
                                Group International Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth Active &
Field Force Growth Active &                                                               Retention
Retention


Daniel E. Laufenberg            American Express Financial                                Chief Financial Officer and
Vice President and Chief        Advisors Inc.                                             Vice President - Comp and
U.S. Economist                                                                            Licensing Services

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Active
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Chief Financial Officer and Vice
Vice President - Comp           Advisors Inc.                                             President - Comp and Licensing Services
and Licensing Services
                                American Express Client                                   Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management International Inc.                             Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Holly Morris                    American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Technologies
Technologies

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

Roger Natarajan                 American Enterprise Life                                  Director
Vice President - Finance        Insurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Paul Pearson
Vice President - SPS
and External Products

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - One Account
                                Advisors Inc.                                             and Cash

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Scott R. Plummer                American Centurion Life                                   38a-1 Chief Compliance Officer
Vice President -                Assurance Company
Asset Management
Compliance                      American Enterprise Life                                  38a-1 Chief Compliance Officer
                                Insurance Company

                                American Express Certificate                              38a-1 Chief Compliance Officer
                                Company

                                American Partners                                         38a-1 Chief Compliance Officer
                                Life Insurance Company

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer
                                of New York

Teresa J. Rasmussen             American Centurion Life                                   Assistant General Counsel
Vice President and Assistant    Assurance Company
General Counsel
                                American Enterprise Life                                  Assistant General Counsel
                                Insurance Company

                                American Express Corporation                              Vice President

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                IDS Life Insurance Company                                General Counsel

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel
                                of New York                  Albany, NY 12205-0555

Lisa Reitsma
Vice President - Finance
Emerging Technologies

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Mark E. Schwarzmann             American Enterprise Life                                  Director, Chairman of the Board and
Vice President - Insurance      Insurance Company                                         Chief Executive Officer
and Annuities
                                American Express Financial                                Senior Vice President - Insurance
                                Advisors Inc.                                             and Annuities

                                American Partners Life                                    Director, Chairman of the Board and
                                Insurance Company                                         Chief Executive Officer

                                IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Senior Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan Sponsor
Vice President - Plan           Advisors Inc.                                             Services
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President and Treasurer

Bridget M. Sperl                American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director, Chairman of the Board;
                                Service Corporation                                       President and Chief Executive Officer

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company


Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President -                Assurance Company
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Express                                          Vice President - AEFA Controller
                                Financial Advisors Inc.                                   and Treasurer

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Enterprise Investment                            Chief Financial Officer
Vice President - Lead           Services, Inc.
Financial Officer -
Products Group                  American Express Financial                                Vice President, Lead Financial
                                Advisors Inc.                                             Officer - Banking, Brokerage
                                                                                          and Managed Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director, President and Chairman of
                                Management Group Inc.                                     the Board, Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

                                Threadneedle Asset Management                             Director
                                Holdings

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Ramanathan Venkataramana        American Express Financial                                Vice President - Technologies III
Vice President -                Advisors Inc.
Technologies III

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise Life                                  Chief Compliance Officer
                                Insurance Company

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Client                                   Chief Compliance Officer
                                Service Corporation

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                AMEX Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President and Senior       Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President and Equity
                                Advisors Inc.                                             Senior Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief                 None
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President                  None

         Walter S. Berman                               Director and Senior Vice President     None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund           None
                                                        Business Development

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail       None

         James M. Cracchiolo                            Director, President, Chairman of       None
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee              None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA            None
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Diana T. Gossett                               Group Vice President -                 None
                                                        Great Plains

         John C. Greiber                                Group Vice President -                 None
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income          None
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -                None
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor               None
                                                        Marketing

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President and              None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor               None
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Chief Financial Officer and            None
                                                        Vice President - Comp and
                                                        Licensing Services

         Jane W. Lee                                    Vice President - General               None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and            None
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research       None

         Timothy J. Masek                               Vice President -                       None
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General             None
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO                 None
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Penny J. Meier                                 Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service               Non
                                                        Operations

         Roger Natarajan                                Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest       None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account           None
                                                        and Cash

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -                 None
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark A. Riordan                                Vice President - Finance               None
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        GFS

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy              None
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -                None
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -                None
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President                         None

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I        None

         Joe Sweeney                                    Senior Vice President,                 None
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and              Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III      None

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance               None

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Gayle W. Winfree                               Group Vice President -                 None
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior         None
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk      None
                                                        Management

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 26 (c).   Not Applicable.

Item 27.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 28.       Management Services

               Not Applicable.

Item 29.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP High Yield Tax-Exempt Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 27th day of January, 2005.


AXP HIGH YIELD TAX-EXEMPT SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of January, 2005.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney dated Nov. 11, 2004, filed electronically herewith as Exhibit (q)(1), by:


/s/ Leslie L. Ogg
------------------------------
    Leslie L. Ogg

                                   SIGNATURES

Pursuant to the requirement of the Securities Act and the Investment Company Act, TAX-FREE INCOME TRUST consents to the filing of this Amendment to the Registration Statement of AXP High Yield Tax-Exempt Series, Inc. signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota, on the 27th day of January, 2005.

TAX-FREE INCOME TRUST


By /s/ Paula R. Meyer
   ----------------------
       Paula R. Meyer, President



By /s/ Jeffrey P. Fox
   ----------------------
       Jeffrey P. Fox, Treasurer



Pursuant to the requirements of the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of January, 2005.

Signature                                          Capacity


/s/  Arne H. Carlson**                             Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.**                      Trustee
-----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone**                           Trustee
-----------------------
     Livio D. DeSimone

/s/  Patricia M. Flynn**                           Trustee
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones**                               Trustee
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.**                       Trustee
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                       Trustee
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson**                             Trustee
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby**                        Trustee
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott**                         Trustee
-------------------------
     William F. Truscott

** Signed pursuant to Trustees Power of Attorney dated Nov. 11, 2004, filed electronically herewith as Exhibit (q)(3), by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 46
                      TO REGISTRATION STATEMENT NO. 2-63552


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus for:
        AXP High Yield Tax-Exempt Fund.


Part B.

     Statement of Additional Information for:
        AXP High Yield Tax-Exempt Fund.

     Financial statements.

Part C.

     Other information.


The signatures.